ALPS ETF Trust

Schedules of Investments

(Unaudited)

February 28, 2025

Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (26.90%)
Gathering + Processing (4.54%)
Keyera Corp.	463,284	$13,587,102

Pipeline Transportation | Natural Gas (4.65%)
TC Energy Corp.	310,534	13,898,100

Pipeline Transportation | Petroleum (16.02%)
Enbridge, Inc.	506,643	21,645,484
Pembina Pipeline Corp.	376,082	14,619,562
South Bow Corp.(a)	437,957	11,654,636
Total Pipeline Transportation | Petroleum		47,919,682

Storage (1.69%)
Gibson Energy, Inc.(a)	341,121	5,069,364

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $75,365,589)		80,474,248

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.76%)
Exchange Traded Fund (0.76%)
Energy Select Sector SPDR Fund	24,900	2,265,900

TOTAL EXCHANGE TRADED FUND
(Cost $2,266,087)		2,265,900

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (29.45%)
Gathering + Processing (5.78%)
Aris Water Solutions, Inc.	46,471	1,461,977
Targa Resources Corp.	78,469	15,828,767
Total Gathering + Processing		17,290,744

Liquefaction (5.45%)
Cheniere Energy, Inc.	63,769	14,575,042
NextDecade Corp.(a)(b)	211,962	1,742,328
Total Liquefaction		16,317,370

Pipeline Transportation | Natural Gas (18.22%)
DT Midstream, Inc.	142,986	13,739,525
Kinder Morgan, Inc.	540,518	14,648,038
Kinetik Holdings, Inc.	76,954	4,489,496
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
ONEOK, Inc.	215,462	$21,630,242
Total Pipeline Transportation | Natural Gas		54,507,301

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $57,203,379)		88,115,415

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (27.79%)
Gathering + Processing (5.57%)
Delek Logistics Partners LP	13,702	589,460
Hess Midstream LP, Class A	217,336	9,069,431
Western Midstream Partners LP	172,685	7,007,558
Total Gathering + Processing		16,666,449

Pipeline Transportation | Natural Gas (16.92%)
Energy Transfer LP	1,441,968	27,815,563
Enterprise Products Partners LP	681,969	22,784,584
Total Pipeline Transportation | Natural Gas		50,600,147

Pipeline Transportation | Petroleum (5.30%)
Genesis Energy LP	85,928	1,103,315
MPLX LP	273,894	14,765,626
Total Pipeline Transportation | Petroleum		15,868,941

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $65,280,976)		83,135,537

Security Description	Shares	Value
U.S. GENERAL PARTNERS (15.01%)
Gathering + Processing (9.57%)
Antero Midstream Corp.	716,472	12,144,200
The Williams Cos., Inc.	283,334	16,484,372
Total Gathering + Processing		28,628,572

Pipeline Transportation | Petroleum (5.44%)
Plains GP Holdings LP, Class A	752,825	16,261,020

TOTAL U.S. GENERAL PARTNERS
(Cost $27,661,371)		44,889,592

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.03%)
Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $80,039)		80,039	$80,039
TOTAL SHORT TERM INVESTMENTS
(Cost $80,039)			80,039

TOTAL INVESTMENTS (99.94%)
(Cost $227,857,441)			$298,960,731
OTHER ASSETS IN EXCESS OF LIABILITIES (0.06%)			187,485
NET ASSETS - 100.00%			$299,148,216

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,858,035.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (107.06%)
Compression (3.74%)
USA Compression Partners LP(a)	14,847,435	$401,177,694

Gathering + Processing (21.44%)
Hess Midstream LP, Class A(a)	21,782,846	908,998,163
Western Midstream Partners LP(a)	34,296,372	1,391,746,776
Total Gathering + Processing		2,300,744,939

Liquefaction (5.36%)
Cheniere Energy Partners LP	8,501,367	575,627,559

Marketing & Distribution (17.91%)
Global Partners LP(a)	5,446,236	312,777,333
Suburban Propane Partners LP(a)	13,338,042	276,897,752
Sunoco LP(a)	22,664,060	1,332,873,369
Total Marketing & Distribution		1,922,548,454

Pipeline Transportation | Natural Gas (25.96%)
Energy Transfer LP	71,254,538	1,374,500,038
Enterprise Products Partners LP	42,257,904	1,411,836,573
Total Pipeline Transportation | Natural Gas		2,786,336,611

Pipeline Transportation | Petroleum (32.65%)
Delek Logistics Partners LP(a)	3,596,689	154,729,561
Genesis Energy LP(a)	22,530,807	289,295,562
MPLX LP	28,141,020	1,517,082,388
Plains All American Pipeline LP(a)	75,890,079	1,543,604,207
Total Pipeline Transportation | Petroleum		3,504,711,718

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $5,378,147,573)		11,491,146,975
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	706,316	$706,316

TOTAL SHORT TERM INVESTMENTS
(Cost $706,316)			706,316

TOTAL INVESTMENTS (107.07%)
(Cost $5,378,853,889)			$11,491,853,291
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.07%)			(759,172,559)
NET ASSETS - 100.00%			$10,732,680,732

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active Equity Opportunity ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.44%)
Communication Services (8.96%)
Alphabet, Inc., Class A	4,266	$726,415
AT&T, Inc.	11,207	307,184
Meta Platforms, Inc., Class A	1,157	773,107
Walt Disney Co.	2,715	308,967
Total Communication Services		2,115,673

Consumer Discretionary (10.29%)
Amazon.com, Inc.(a)	4,791	1,017,033
Lowe's Cos., Inc.	1,275	317,016
Marriott International, Inc., Class A	905	253,807
McDonald's Corp.	1,139	351,188
O'Reilly Automotive, Inc.(a)	231	317,311
Volkswagen AG, ADR	15,770	173,628
Total Consumer Discretionary		2,429,983

Consumer Staples (5.79%)
Costco Wholesale Corp.	452	473,971
Procter & Gamble Co.	1,620	281,621
Walmart, Inc.	6,203	611,678
Total Consumer Staples		1,367,270

Energy (4.83%)
Baker Hughes Co.	5,247	233,964
ConocoPhillips	5,088	504,475
Enbridge, Inc.	9,414	402,260
Total Energy		1,140,699

Financials (13.81%)
American Express Co.	1,588	477,925
Aon PLC, Class A	450	184,104
Blackstone, Inc.	1,200	193,392
Goldman Sachs Group, Inc.	540	336,037
Intercontinental Exchange, Inc.	1,900	329,137
JPMorgan Chase & Co.	2,665	705,292
Mastercard, Inc., Class A	907	522,713
S&P Global, Inc.	334	178,269
Wells Fargo & Co.	4,254	333,173
Total Financials		3,260,042

Health Care (7.38%)
Boston Scientific Corp.(a)	2,705	280,752
HCA Healthcare, Inc.	758	232,175
IQVIA Holdings, Inc.(a)	1,169	220,707
Thermo Fisher Scientific, Inc.	749	396,191
UnitedHealth Group, Inc.	706	335,322
Vertex Pharmaceuticals, Inc.(a)	578	277,319
Total Health Care		1,742,466

Industrials (10.80%)
Caterpillar, Inc.	1,262	434,065
Deere & Co.	670	322,129
Delta Air Lines, Inc.	2,655	159,619
Lockheed Martin Corp.	712	320,663
Security Description	Shares	Value
Industrials (continued)
Old Dominion Freight Line, Inc.	1,640	$289,460
Schneider Electric SE, ADR	6,640	320,380
Trane Technologies PLC	960	339,552
Waste Management, Inc.	1,568	364,999
Total Industrials		2,550,867

Information Technology (26.82%)
Adobe, Inc.(a)	308	135,076
Amphenol Corp., Class A	4,025	268,065
Apple, Inc.	5,677	1,372,926
Broadcom, Inc.	1,270	253,276
Fortinet, Inc.(a)	2,500	270,025
International Business Machines Corp.	1,575	397,593
Lam Research Corp.	2,915	223,697
Microsoft Corp.	1,987	788,819
Motorola Solutions, Inc.	685	301,551
NVIDIA Corp.	7,120	889,430
Salesforce.com, Inc.	888	264,491
Synopsys, Inc.(a)	690	315,523
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,390	611,997
TE Connectivity PLC	1,565	241,057
Total Information Technology		6,333,526

Materials (1.86%)
Freeport-McMoRan, Inc.	3,399	125,457
Linde PLC	669	312,457
Total Materials		437,914

Real Estate (3.31%)
Equity LifeStyle Properties, Inc.	3,656	250,729
Prologis, Inc.	1,999	247,716
Welltower, Inc.	1,845	283,226
Total Real Estate		781,671

Utilities (3.59%)
Duke Energy Corp.	1,960	230,280
NRG Energy, Inc.	2,435	257,404
PPL Corp.	10,200	359,142
Total Utilities		846,826

TOTAL COMMON STOCKS
(Cost $16,585,618)		23,006,937

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.49%)
Money Market Fund (2.49%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	588,920	$588,920

TOTAL SHORT TERM INVESTMENTS
(Cost $588,920)			588,920

TOTAL INVESTMENTS (99.93%)
(Cost $17,174,538)			$23,595,857
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			16,214
NET ASSETS - 100.00%			$23,612,071

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.27%)
Data Center REITs (12.28%)
Digital Realty Trust, Inc.	9,168	$1,433,142
Equinix, Inc.	4,607	4,167,583
Total Data Center REITs		5,600,725

Diversified REITs (2.66%)
Essential Properties Realty Trust, Inc.	37,119	1,214,534

Health Care REITs (12.63%)
Healthpeak Properties, Inc.	85,892	1,757,350
Sabra Health Care REIT, Inc.	69,445	1,153,481
Welltower, Inc.	18,565	2,849,914
Total Health Care REITs		5,760,745

Hotel & Resort REITs (3.63%)
Host Hotels & Resorts, Inc.	64,958	1,047,773
Ryman Hospitality Properties, Inc.	6,162	609,360
Total Hotel & Resort REITs		1,657,133

Industrial REITs (15.06%)
Americold Realty Trust, Inc.	35,560	815,391
First Industrial Realty Trust, Inc.	34,867	1,990,208
Lineage, Inc.	7,434	447,899
Prologis, Inc.	29,168	3,614,498
Total Industrial REITs		6,867,996

Multi-Family Residential REITs (5.72%)
AvalonBay Communities, Inc.	7,143	1,615,604
Elme Communities	57,245	995,491
Total Multi-Family Residential REITs		2,611,095

Office REITs (4.52%)
Cousins Properties, Inc.	45,436	1,378,074
JBG SMITH Properties(a)	44,693	685,591
Total Office REITs		2,063,665

Other Specialized REITs (4.31%)
VICI Properties, Inc.	60,453	1,964,118

Residential REITs (3.82%)
Essex Property Trust, Inc.	5,595	1,743,233

Retail REITs (16.57%)
Agree Realty Corp.	8,998	664,052
Curbline Properties Corp.	37,863	932,566
Federal Realty Investment Trust	6,015	634,101
InvenTrust Properties Corp.	19,945	593,962
Security Description	Shares	Value
Retail REITs (continued)
Macerich Co.	62,905	$1,134,806
Realty Income Corp.	29,614	1,688,886
Simon Property Group, Inc.	10,252	1,907,796
Total Retail REITs		7,556,169

Self-Storage REITs (8.01%)
Extra Space Storage, Inc.	10,678	1,629,036
Public Storage	6,664	2,023,323
Total Self-Storage REITs		3,652,359

Single-Family Residential REITs (5.95%)
Equity LifeStyle Properties, Inc.	16,205	1,111,339
Invitation Homes, Inc.	47,087	1,601,429
Total Single-Family Residential REITs		2,712,768

Telecom Tower REITs (2.11%)
American Tower Corp.	4,688	963,947

TOTAL COMMON STOCKS
(Cost $41,069,681)		44,368,487

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.70%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	1,230,431	$1,230,431

TOTAL SHORT TERM INVESTMENTS
(Cost $1,230,431)			1,230,431

TOTAL INVESTMENTS (99.97%)
(Cost $42,300,112)			$45,598,918
OTHER ASSETS IN EXCESS OF LIABILITIES (0.03%)			15,386
NET ASSETS - 100.00%			$45,614,304

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $617,021.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (93.23%)
Consumer Discretionary (13.81%)
EVgo, Inc.(a)	130,672	$346,281
Lucid Group, Inc.(a)(b)	1,554,336	3,450,626
Rivian Automotive, Inc.(a)(b)	393,154	4,654,944
Tesla, Inc.(a)	13,111	3,841,261
Total Consumer Discretionary		12,293,112

Consumer Staples (7.81%)
Andersons, Inc.	42,160	1,803,605
Darling Ingredients, Inc.(a)	142,220	5,132,719
Total Consumer Staples		6,936,324

Energy (2.38%)
Clean Energy Fuels Corp.(a)(b)	217,355	443,404
Gevo, Inc.(a)(b)	297,441	419,392
Green Plains, Inc.(a)	81,584	478,898
REX American Resources Corp.(a)	20,172	779,043
Total Energy		2,120,737

Financials (4.95%)
HA Sustainable Infrastructure Capital, Inc.(b)	153,314	4,404,711

Industrials (18.46%)
Ameresco, Inc., Class A(a)(b)	41,685	491,883
American Superconductor Corp.(a)(b)	49,064	1,114,243
Array Technologies, Inc.(a)(b)	188,685	996,257
Ballard Power Systems, Inc.(a)(b)	326,822	401,991
ChargePoint Holdings, Inc.(a)(b)	531,256	353,763
Eos Energy Enterprises, Inc.(a)(b)	276,212	1,207,046
Fluence Energy, Inc.(a)(b)	82,191	470,133
NEXTracker, Inc.(a)	140,887	6,201,847
Plug Power, Inc.(a)(b)	1,179,396	1,898,828
Shoals Technologies Group, Inc., Class A(a)	219,715	665,736
Sunrun, Inc.(a)(b)	283,857	2,057,963
Willdan Group, Inc.(a)	17,160	561,132
Total Industrials		16,420,822

Information Technology (15.11%)
Enphase Energy, Inc.(a)	71,449	4,096,171
First Solar, Inc.(a)	26,338	3,586,709
Itron, Inc.(a)	44,093	4,801,287
Security Description	Shares	Value
Information Technology (continued)
Wolfspeed, Inc.(a)(b)	164,248	$949,353
Total Information Technology		13,433,520

Materials (11.50%)
Albemarle Corp.(b)	48,723	3,753,133
Arcadium Lithium PLC, Class A(a)(b)	973,607	5,685,864
Aspen Aerogels, Inc.(a)(b)	104,526	795,443
Total Materials		10,234,440

Utilities (19.21%)
Boralex, Inc., Class A(b)	132,774	2,722,934
Clearway Energy, Inc., Class C	106,051	2,971,549
Innergex Renewable Energy, Inc.(b)	209,866	1,972,820
Northland Power, Inc.(b)	337,348	4,633,216
Ormat Technologies, Inc.(b)	64,693	4,518,159
Sunnova Energy International, Inc.(a)(b)	158,778	263,571
Total Utilities		17,082,249

TOTAL COMMON STOCKS
(Cost $230,219,222)		82,925,915

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (6.57%)
Utilities (6.57%)
Brookfield Renewable Partners LP	210,908	4,739,325
XPLR Infrastructure LP(a)	121,666	1,099,861
Total Utilities		5,839,186

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $15,258,323)		5,839,186

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (12.89%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $100,231)	4.29%	100,231	$100,231

Investments Purchased with Collateral from Securities Loaned (12.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $11,368,813)		11,368,813	$11,368,813
TOTAL SHORT TERM INVESTMENTS
(Cost $11,469,044)			11,469,044

TOTAL INVESTMENTS (112.69%)
(Cost $256,946,589)			$100,234,145
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.69%)			(11,286,881)
NET ASSETS - 100.00%			$88,947,264

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $25,123,668.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.96%)
Communication Services (1.09%)
Netflix, Inc.(a)	989	$969,774

Consumer Discretionary (2.96%)
ADT, Inc.	126,056	1,032,399
Garmin, Ltd.	4,233	969,061
Tesla, Inc.(a)	2,169	635,474
Total Consumer Discretionary		2,636,934

Financials (16.15%)
Adyen NV(a)(b)(c)	582	1,051,233
American Express Co.	3,046	916,724
Block, Inc.(a)	9,651	630,210
Corpay, Inc.(a)	2,530	928,637
Fidelity National Information Services, Inc.	10,719	762,335
Fiserv, Inc.(a)	4,438	1,045,992
Global Payments, Inc.	7,884	830,028
GMO Payment Gateway, Inc.(d)	16,300	810,046
Jack Henry & Associates, Inc.	5,067	879,581
LendingTree, Inc.	22,251	898,718
Mastercard, Inc., Class A	1,719	990,677
Moody's Corp.	1,849	931,785
Pagseguro Digital, Ltd., Class A(a)(d)	131,641	968,878
PayPal Holdings, Inc.(a)	10,189	723,928
S&P Global, Inc.	1,784	952,192
Visa, Inc., Class A	2,886	1,046,781
Total Financials		14,367,745

Health Care (12.18%)
Align Technology, Inc.(a)	3,882	726,050
Boston Scientific Corp.(a)	10,090	1,047,241
Dexcom, Inc.(a)	11,618	1,026,683
DiaSorin SpA(d)	8,550	899,799
Globus Medical, Inc.(a)	11,018	884,966
HealthEquity, Inc.(a)	9,594	1,053,037
Hologic, Inc.(a)	12,102	767,146
Insulet Corp.(a)	3,366	916,461
Intuitive Surgical, Inc.(a)	1,654	947,990
PROCEPT BioRobotics Corp.(a)	10,111	650,542
ResMed, Inc.	3,773	881,071
Smith & Nephew PLC, Sponsored ADR	35,874	1,038,911
Total Health Care		10,839,897

Industrials (15.93%)
AeroVironment, Inc.(a)(d)	5,941	888,892
AutoStore Holdings, Ltd.(a)(b)(c)	817,940	765,414
Experian PLC	19,690	932,264
FANUC Corp.(d)	33,666	963,675
Security Description	Shares	Value
Industrials (continued)
Goldwind Science & Technology Co., Ltd., Class H	979,600	$647,436
Proto Labs, Inc.(a)	20,617	822,206
RELX PLC, Sponsored ADR	19,281	932,622
Schneider Electric SE	3,571	866,643
Sensata Technologies Holding PLC	30,043	866,741
SS&C Technologies Holdings, Inc.	11,906	1,060,229
Stratasys, Ltd.(a)	84,834	896,695
Thomson Reuters Corp.	5,393	964,086
TransUnion	9,159	846,566
Verisk Analytics, Inc.	3,191	947,440
Vestas Wind Systems A/S	67,686	954,657
Wolters Kluwer NV	5,386	824,670
Total Industrials		14,180,236

Information Technology (47.72%)
Adobe, Inc.(a)	1,928	845,544
Alarm.com Holdings, Inc.(a)(d)	13,590	789,443
Allegro MicroSystems, Inc.(a)	42,275	942,733
ANSYS, Inc.(a)	2,653	884,112
Autodesk, Inc.(a)	2,933	804,258
Cadence Design Systems, Inc.(a)	2,968	743,484
Check Point Software Technologies, Ltd.(a)	4,799	1,057,028
Cognex Corp.	24,193	793,530
Crowdstrike Holdings, Inc., Class A(a)	2,502	974,929
CyberArk Software, Ltd.(a)	2,845	1,035,153
Dassault Systemes SE	24,797	976,971
Datadog, Inc., Class A(a)	5,852	682,051
Dynatrace, Inc.(a)	16,171	925,790
First Solar, Inc.(a)	4,659	634,463
Fortinet, Inc.(a)	9,257	999,849
Gen Digital, Inc.	30,285	827,689
Guidewire Software, Inc.(a)	5,249	1,056,729
Intuit, Inc.	1,349	828,070
Itron, Inc.(a)	8,167	889,305
Keyence Corp.	2,088	824,048
Klaviyo, Inc.(a)	23,285	915,566
Nemetschek SE	9,135	1,061,339
Okta, Inc.(a)	10,825	979,554
Omron Corp.(d)	27,000	808,377
Open Text Corp.	30,508	787,717
Palo Alto Networks, Inc.(a)	4,555	867,409
PTC, Inc.(a)	4,534	741,898
Qorvo, Inc.(a)	13,160	956,600
Qualys, Inc.(a)	6,020	791,389
Renishaw PLC	21,382	777,302
Salesforce, Inc.	2,556	761,305
Samsara, Inc., Class A(a)	19,714	939,964
SAP SE, Sponsored ADR	3,607	991,925
SenseTime Group, Inc.(a)(b)(c)(d)	4,560,000	961,598
ServiceNow, Inc.(a)	787	731,721
Silicon Laboratories, Inc.(a)	7,123	999,356
Skyworks Solutions, Inc.	10,144	676,199

Security Description	Shares	Value
Information Technology (continued)
Snowflake, Inc., Class A(a)	5,382	$953,152
SolarEdge Technologies, Inc.(a)(d)	68,866	1,135,600
SoundHound AI, Inc.(a)(d)	66,920	724,074
Synopsys, Inc.(a)	1,788	817,617
Temenos AG(d)	12,382	1,012,692
Trend Micro, Inc.	16,540	1,207,524
Workday, Inc., Class A(a)	3,310	871,655
Xero, Ltd.(a)	8,351	884,690
Xinyi Solar Holdings, Ltd.	2,212,000	935,764
Zoom Communications, Inc., Class A(a)	10,463	771,123
Zscaler, Inc.(a)	4,385	860,469
Total Information Technology		42,438,758

Real Estate (0.93%)
Equinix, Inc.	917	829,537

Utilities (2.00%)
China Longyuan Power Group Corp., Ltd., Class H(d)	1,049,000	806,607
Enlight Renewable Energy, Ltd.	56,308	972,641
Total Utilities		1,779,248

TOTAL COMMON STOCKS
(Cost $79,854,430)		88,042,129

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.97%)
Utilities (0.97%)
Brookfield Renewable Partners LP	38,291	860,439

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,069,575)		860,439
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.09%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $9,836)	4.29%	9,836	$9,836

Investments Purchased with Collateral from Securities Loaned (8.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $7,190,743)		7,190,743	$7,190,743
TOTAL SHORT TERM INVESTMENTS
(Cost $7,200,579)			7,200,579

TOTAL INVESTMENTS (108.02%)
(Cost $88,124,584)			$96,103,147
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.02%)			(7,137,386)
NET ASSETS - 100.00%			$88,965,761

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was 2,778,245, representing 3.12% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2025, the market value of those securities was $2,778,245, representing 3.12% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,318,671.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.32%)
Brazil (9.62%)
Cia Siderurgica Nacional SA	293,383	$424,554
Engie Brasil Energia SA	84,500	533,467
JBS S/A	81,500	428,980
Natura & Co. Holding SA(a)	245,400	538,928
Vale SA, ADR	56,100	529,023
Total Brazil		2,454,952

Chile (2.20%)
Empresas CMPC SA	331,500	561,185

China (10.93%)
China CITIC Bank Corp., Ltd.	820,000	603,108
China Minsheng Banking Corp., Ltd.	1,299,300	618,153
COSCO SHIPPING Energy Transportation Co., Ltd., Class H(b)	662,000	552,443
Sinotrans, Ltd.(b)	1,148,000	552,076
Yankuang Energy Group Co., Ltd., Class H	444,200	462,646
Total China		2,788,426

Colombia (7.29%)
Bancolombia SA, ADR	15,594	650,582
Cementos Argos SA	225,200	542,151
Interconexion Electrica SA ESP	133,987	668,351
Total Colombia		1,861,084

Czech Republic (4.62%)
CEZ AS	13,087	553,585
Komercni banka A.S.	14,500	625,346
Total Czech Republic		1,178,931

Hungary (2.05%)
Richter Gedeon Nyrt	18,806	521,902

India (8.91%)
Infosys, Ltd., Sponsored ADR(b)	55,519	1,115,932
Wipro, Ltd., ADR(b)	353,732	1,156,704
Total India		2,272,636

Indonesia (4.72%)
Alamtri Resources Indonesia Tbk PT	3,231,900	403,500
Kalbe Farma Tbk PT	5,770,500	375,883
Telkom Indonesia Persero Tbk PT	2,988,600	423,595
Total Indonesia		1,202,978
Security Description	Shares	Value
Malaysia (9.81%)
Genting Malaysia Bhd	1,094,300	$465,921
MISC Bhd	308,900	505,315
Petronas Gas Bhd	133,900	525,098
Sime Darby Bhd	978,900	480,401
Telekom Malaysia Bhd	343,700	526,044
Total Malaysia		2,502,779

Mexico (6.42%)
Banco del Bajio SA(b)(c)(d)	240,200	540,491
Grupo Aeroportuario del Centro Norte SAB de CV	57,202	549,895
Kimberly-Clark de Mexico SAB de CV, Class A(b)	365,700	546,931
Total Mexico		1,637,317

Philippines (10.27%)
Aboitiz Equity Ventures, Inc.	902,000	511,718
Globe Telecom, Inc.	14,700	576,416
Manila Electric Co.	64,330	543,548
PLDT, Inc.	23,455	537,917
Universal Robina Corp.	393,600	449,305
Total Philippines		2,618,904

Russia (0.00%)(e)
Mobile TeleSystems PJSC, Sponsored ADR(a)(f)(g)	64,600	646
Novolipetsk Steel PJSC, GDR(a)(d)(f)(g)	17,594	176
Severstal PAO, GDR(a)(d)(f)(g)	23,283	233
X5 Retail Group NV, GDR(a)(d)(f)(g)	17,785	178
Total Russia		1,233

South Africa (7.64%)
Anglo American Platinum, Ltd.(b)	15,800	475,300
Aspen Pharmacare Holdings, Ltd.	54,900	479,165
Vodacom Group, Ltd.	87,403	546,327
Woolworths Holdings, Ltd.	143,904	447,941
Total South Africa		1,948,733

Thailand (9.30%)
Bangkok Dusit Medical Services PCL	726,200	514,274
Bumrungrad Hospital Pcl	92,200	527,474
Home Product Center PCL	1,824,900	451,252
PTT Exploration & Production PCL	145,800	465,058
PTT Oil & Retail Business PCL(c)(d)	1,289,300	415,021
Total Thailand		2,373,079

Turkey (3.54%)
Tofas Turk Otomobil Fabrikasi A.S.	89,214	476,822

Security Description	Shares	Value
Turkey (continued)
Turkiye Petrol Rafinerileri AS	120,500	$426,055
Total Turkey		902,877

TOTAL COMMON STOCKS
(Cost $26,950,677)		24,827,016

Security Description	Shares	Value
PREFERRED STOCK (2.21%)
Chile (2.21%)
Embotelladora Andina SA	169,000	563,386

TOTAL PREFERRED STOCK
(Cost $537,376)		563,386

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.99%)
Money Market Fund (0.37%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $96,057)	4.29%	96,057	$96,057

Investments Purchased with Collateral from Securities Loaned (4.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $1,178,005)		1,178,005	1,178,005
TOTAL SHORT TERM INVESTMENTS
(Cost $1,274,062)			1,274,062

TOTAL INVESTMENTS (104.52%)
(Cost $28,762,115)			$26,664,464
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.52%)			(1,153,968)
NET ASSETS - 100.00%			$25,510,496

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,393,220.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $955,512, representing 3.75% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2025, the market value of those securities was $956,099, representing 3.75% of net assets.
(e)	Less than 0.005%.
(f)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of February 28, 2025, the fair value of illiquid securities in the aggregate was $1,233, representing less than 0.005% of the Fund's net assets.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.00%)(a)
Communication Services (9.16%)
Communication Services Select Sector SPDR Fund	445,210	$45,411,420

Consumer Discretionary (8.30%)
Consumer Discretionary Select Sector SPDR Fund	190,463	41,132,390

Consumer Staples (9.14%)
Consumer Staples Select Sector SPDR Fund	545,592	45,327,783

Energy (9.52%)
Energy Select Sector SPDR Fund	518,351	47,169,941

Financials (9.46%)
Financial Select Sector SPDR Fund	899,159	46,918,117

Healthcare (9.49%)
Health Care Select Sector SPDR Fund	316,008	47,063,071

Industrials (8.96%)
Industrial Select Sector SPDR Fund	325,873	44,426,266

Materials (9.13%)
Materials Select Sector SPDR Fund	509,634	45,235,114

Real Estate (9.31%)
Real Estate Select Sector SPDR Fund	1,069,348	46,142,366

Technology (8.41%)
Technology Select Sector SPDR Fund	184,771	41,671,404

Utilities (9.12%)
Utilities Select Sector SPDR Fund	570,656	45,207,368

TOTAL EXCHANGE TRADED FUNDS
(Cost $414,986,501)		495,705,240
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.01%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	69,514	$69,514

TOTAL SHORT TERM INVESTMENTS
(Cost $69,514)			69,514

TOTAL INVESTMENTS (100.01%)
(Cost $415,056,015)			$495,774,754
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(54,129)
NET ASSETS - 100.00%			$495,720,625

(a)	The financial statements of the Underlying Sector ETFs, including the portfolio of investments, are included in The Select Sector SPDR Trust's N-CSR filing dated September 30, 2024, available at www.sec.gov or can be found at www.ssga.com and should be read in conjunction with the Fund's financial statements.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
GOVERNMENT BONDS (6.45%)
United States Treasury Bill
4.39%, 03/04/2025	$180,000	$179,979
4.48%, 03/11/2025	1,700,000	1,698,385
4.42%, 03/18/2025	400,000	399,289

Total		2,277,653

TOTAL GOVERNMENT BONDS
(Cost $2,277,128)		2,277,653

Security Description	Principal Amount	Value
MUNICIPAL BONDS (97.33%)
General Obligation Limited (1.44%)
Pennsylvania (1.44%)
School District of Philadelphia
5.00%, 09/01/2034	500,000	510,315
Total Pennsylvania		510,315

Total General Obligation Limited		510,315

General Obligation Unlimited (17.93%)
Alaska (0.90%)
State of Alaska
5.00%, 08/01/2028(a)	300,000	319,005
Total Alaska		319,005

California (6.46%)
Allan Hancock Joint Community College District
0.00%, 08/01/2042(b)	350,000	298,147
Antelope Valley Community College District
5.00%, 08/01/2036(a)	295,000	329,310
Chaffey Joint Union High School District
0.00%, 08/01/2044(b)	250,000	104,036
Chino Valley Unified School District
0.00%, 08/01/2035(b)	245,000	167,534
Lake Tahoe Unified School District
0.00%, 08/01/2045(b)	150,000	128,197
Mount San Antonio Community College District
0.00%, 08/01/2043(b)	275,000	273,792
San Diego Unified School District
5.00%, 07/01/2034(a)	300,000	352,786
San Mateo County Community College District
0.00%, 09/01/2035(b)	110,000	78,032
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
San Mateo Union High School District
0.00%, 09/01/2041(b)	$520,000	$557,874
Total California		2,289,708

Minnesota (1.64%)
Morris Area Schools Independent School District No 2769
0.00%, 02/01/2033(b)	750,000	578,232
Total Minnesota		578,232

Oregon (5.00%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(b)	600,000	384,387
Multnomah County School District No 40
0.00%, 06/15/2043(b)	1,000,000	417,455
Multnomah County School District No 7 Reynolds
0.00%, 06/15/2035(b)	500,000	320,907
Oregon Coast Community College District
0.00%, 06/15/2040(b)	400,000	429,588
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(b)	200,000	137,295
0.00%, 06/15/2041(b)	150,000	71,710
Total Oregon		1,761,342

Texas (1.78%)
Fort Bend Independent School District
0.72%, 08/01/2051	65,000	62,246
4.00%, 08/01/2054	150,000	153,101
North East Independent School District
3.75%, 08/01/2049	410,000	415,070
Total Texas		630,417

Washington (1.26%)
Washington Clackamas & Yamhill Counties School District No 88J
0.00%, 06/15/2037(b)	150,000	87,469
0.00%, 06/15/2039(b)	255,000	134,685
0.00%, 06/15/2040(b)	200,000	101,110
0.00%, 06/15/2041(b)	250,000	118,499
Total Washington		441,763

Wisconsin (0.89%)
State of Wisconsin
5.00%, 05/01/2027	300,000	315,302
Total Wisconsin		315,302

Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Total General Obligation Unlimited		6,335,769

Revenue Bonds (77.96%)
Alabama (2.21%)
Black Belt Energy Gas District
7D US MUNI + 0.65%, 04/01/2053(c)	$100,000	$96,796
Industrial Development Board of the City of Mobile Alabama
3.92%, 06/01/2034	65,000	65,551
Southeast Energy Authority A Cooperative District
5.25%, 03/01/2055	170,000	181,826
5.00%, 11/01/2055	160,000	172,826
5.00%, 01/01/2056	250,000	265,859
Total Alabama		782,858

Arizona (3.47%)
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	728,229
5.00%, 12/01/2037	450,000	493,092
Total Arizona		1,221,321

California (6.47%)
California Community Choice Financing Authority
7D US MUNI + 0.45%, 02/01/2052(c)	210,000	198,478
5.00%, 01/01/2056	160,000	176,428
Long Beach Bond Finance Authority
3M US SOFR + 1.45%, 11/15/2027(c)	430,000	435,469
Los Angeles Department of Water & Power
5.00%, 07/01/2032	175,000	180,287
3.50%, 07/01/2057	300,000	300,000
Modesto Irrigation District
3M US SOFR + 0.63%, 09/01/2037(c)	510,000	489,443
Northern California Energy Authority
5.00%, 12/01/2054	300,000	321,443
Northern California Gas Authority No 1
3M US SOFR + 0.72%, 07/01/2027(c)	185,000	184,993
Total California		2,286,541

Colorado (2.92%)
City & County of Denver Co. Airport System Revenue
5.25%, 11/15/2035	250,000	280,339
5.75%, 11/15/2036	250,000	300,161
Security Description	Principal Amount	Value
Revenue Bonds (continued)
E-470 Public Highway Authority
0.00%, 09/01/2035(b)	$300,000	$180,551
0.00%, 09/01/2037(b)	500,000	271,380
Total Colorado		1,032,431

Connecticut (1.32%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	140,000	140,353
6.00%, 11/15/2054	295,000	326,791
Total Connecticut		467,144

District of Columbia (2.04%)
District of Columbia
5.00%, 07/15/2040	200,000	201,823
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031	245,000	250,229
5.00%, 10/01/2037	250,000	269,538
Total District of Columbia		721,590

Florida (3.37%)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2042	350,000	357,404
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	212,369
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2036	150,000	163,914
Florida Housing Finance Corp.
5.50%, 01/01/2054	135,000	142,435
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	317,436
Total Florida		1,193,558

Georgia (1.40%)
Main Street Natural Gas, Inc.
5.00%, 12/01/2053	300,000	320,525
5.00%, 04/01/2054	160,000	171,559
Total Georgia		492,084

Hawaii (1.16%)
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2035(a)	350,000	409,880
Total Hawaii		409,880

Illinois (2.42%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	244,456
5.00%, 02/15/2036	400,000	412,029

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Illinois Housing Development Authority
6.25%, 04/01/2054	$180,000	$196,497
Total Illinois		852,982

Indiana (0.44%)
Indiana Finance Authority
5.00%, 11/01/2043	150,000	155,326
Total Indiana		155,326

Kentucky (2.16%)
County of Trimble KY
4.70%, 06/01/2054	300,000	304,444
Kentucky Public Energy Authority
1D US SOFR + 1.20%, 08/01/2052(c)	460,000	458,637
Total Kentucky		763,081

Louisiana (0.18%)
Louisiana Public Facilities Authority
3M US SOFR + 0.70%, 02/15/2036(c)	65,000	63,399
Total Louisiana		63,399

Massachusetts (1.20%)
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	125,000	123,442
Massachusetts School Building Authority
4.00%, 08/15/2032	300,000	300,525
Total Massachusetts		423,967

Minnesota (2.42%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	219,343	179,071
3.50%, 07/01/2050	675,000	673,489
Total Minnesota		852,560

Missouri (1.00%)
Missouri Housing Development Commission
4.00%, 05/01/2050	185,000	186,331
6.00%, 05/01/2055	150,000	166,158
Total Missouri		352,489

Nebraska (2.57%)
Central Plains Energy Project
5.00%, 05/01/2053	725,000	764,339
Nebraska Investment Finance Authority
3.50%, 09/01/2046	140,000	139,624
Total Nebraska		903,963
Security Description	Principal Amount	Value
Revenue Bonds (continued)
New Jersey (1.63%)
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(b)	$725,000	$574,346
Total New Jersey		574,346

New Mexico (1.70%)
City of Farmington NM
1.80%, 04/01/2029	375,000	336,708
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	250,000	263,935
Total New Mexico		600,643

New York (8.10%)
Metropolitan Transportation Authority
1D US SOFR + 0.43%, 11/01/2026(c)	40,000	39,932
1D US SOFR + 0.80%, 11/01/2032(c)	460,000	460,347
New York City Transitional Finance Authority
5.00%, 05/01/2046	100,000	107,711
New York State Dormitory Authority
4.00%, 07/01/2038	100,000	102,827
New York State Housing Finance Agency
3.95%, 11/01/2050	175,000	176,436
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,172,830
Triborough Bridge & Tunnel Authority
1D US SOFR + 1.05%, 04/01/2026(c)	250,000	250,026
0.00%, 11/15/2039(b)	1,000,000	552,759
Total New York		2,862,868

North Carolina (2.28%)
North Carolina Housing Finance Agency
6.25%, 01/01/2055	740,000	807,383
Total North Carolina		807,383

North Dakota (1.62%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	270,000	271,965
5.75%, 07/01/2053	280,000	298,799
Total North Dakota		570,764

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Ohio (0.57%)
Lancaster Port Authority
5.00%, 02/01/2055	$190,000	$201,967
Total Ohio		201,967

Oklahoma (1.30%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	445,000	459,801
Total Oklahoma		459,801

Oregon (1.47%)
Port of Portland OR Airport Revenue
5.00%, 07/01/2036	200,000	216,967
4.00%, 07/01/2038	305,000	304,705
Total Oregon		521,672

Pennslyvania (2.55%)
Butler County General Authority
3M US SOFR + 0.70%, 10/01/2034(c)	350,000	339,426
Pennsylvania Turnpike Commission
0.00%, 12/01/2037(b)	570,000	560,334
Total Pennslyvania		899,760

South Carolina (3.31%)
South Carolina State Housing Finance & Development Authority
5.75%, 01/01/2054	150,000	163,141
6.00%, 01/01/2054	920,000	1,010,853
Total South Carolina		1,173,994

South Dakota (0.44%)
South Dakota Housing Development Authority
6.00%, 05/01/2054	145,000	155,188
Total South Dakota		155,188

Tennessee (0.94%)
New Memphis Arena Public Building Authority
0.00%, 04/01/2030(b)	350,000	332,493
Total Tennessee		332,493

Texas (6.06%)
City of Austin TX Airport System Revenue
5.00%, 11/15/2036	200,000	216,167
City of Houston TX Airport System Revenue
5.00%, 07/01/2036	135,000	146,855
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Texas Department of Housing & Community Affairs
2.15%, 07/01/2037	$215,000	$172,393
3.50%, 07/01/2052	405,000	403,427
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055	320,000	345,894
Texas Municipal Gas Acquisition and Supply Corp. I
3M US SOFR + 0.70%, 12/15/2026(c)	330,000	330,928
6.25%, 12/15/2026	25,000	25,883
Texas Municipal Gas Acquisition and Supply Corp. II
3M US SOFR + 1.06%, 09/15/2027(c)	330,000	332,131
3M US SOFR + 0.86%, 09/15/2027(c)	165,000	165,482
Total Texas		2,139,160

Virginia (3.24%)
City of Norfolk VA Water Revenue
5.00%, 11/01/2033(a)	300,000	339,419
Freddie Mac Multifamily ML Certificates
4.68%, 10/25/2040	149,255	154,115
4.30%, 05/25/2041	348,460	347,158
York County Economic Development Authority
3.65%, 05/01/2033	300,000	305,275
Total Virginia		1,145,967

Washington (1.25%)
County of King WA Sewer Revenue
7D US MUNI + 0.23%, 01/01/2040(c)	115,000	113,311
Port of Seattle WA
5.00%, 04/01/2027	250,000	250,213
Washington Health Care Facilities Authority
4.00%, 10/01/2042	75,000	77,103
Total Washington		440,627

Wisconsin (2.19%)
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2030	125,000	127,800
Public Finance Authority
3.70%, 10/01/2046	455,000	458,126
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2043	200,000	188,899
Total Wisconsin		774,825

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Wyoming (2.56%)
Wyoming Community Development Authority
3.50%, 06/01/2052	$910,000	$906,824
Total Wyoming		906,824

Total Revenue Bonds		27,543,456

TOTAL MUNICIPAL BONDS
(Cost $33,782,207)		34,389,540

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.25%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	4.302%	87,523	87,523

TOTAL SHORT TERM INVESTMENTS
(Cost $87,523)			87,523

TOTAL INVESTMENTS (104.03%)
(Cost $36,146,858)			$36,754,716
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.03%)			(1,423,221)
NET ASSETS - 100.00%			$35,331,495

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

Reference Rates:
1D US SOFR - 1 Day SOFR as of February 28, 2025 was 4.39%
7D US MUNI- SIFMA Municipal Swap Index Yield as of February 28, 2025 was 1.86%
3M US SOFR - 3 Month SOFR as of February 28, 2025 was 4.32%

(a)	Represents a security purchased on a when-issued basis.
(b)	Zero coupon bond.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2025. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.21%)
Australia (7.14%)
BHP Group, Ltd.	206,328	$4,998,166
Fortescue, Ltd.	436,073	4,467,340
Origin Energy, Ltd.	816,004	5,539,268
Woodside Energy Group, Ltd.	355,569	5,465,031
Total Australia		20,469,805

Finland (9.62%)
Fortum Oyj(a)	381,654	5,976,273
Neste Oyj(a)	406,852	3,628,786
Nokia Oyj	1,218,978	5,860,386
Nordea Bank Abp	481,483	6,320,779
UPM-Kymmene Oyj(a)	197,947	5,778,305
Total Finland		27,564,529

France (18.35%)
BNP Paribas SA	87,284	6,597,073
Bouygues SA	176,976	6,065,713
Cap Gemini SA	33,080	5,118,188
Carrefour SA(a)	366,694	4,870,919
Credit Agricole SA	390,786	6,490,196
Kering SA	21,091	5,931,358
Orange SA	535,350	6,411,494
Pernod Ricard SA	45,149	4,835,770
Sanofi SA	57,697	6,246,184
Total France		52,566,895

Germany (10.08%)
BASF SE	115,334	5,887,599
Bayerische Motoren Werke AG	64,173	5,585,239
Daimler Truck Holding AG	138,731	6,060,190
Deutsche Post AG	145,659	5,694,963
Mercedes-Benz Group AG	91,008	5,642,743
Total Germany		28,870,734

Hong Kong (3.73%)
China Resources Power Holdings Co., Ltd.(a)	2,236,000	5,163,727
Hong Kong & China Gas Co., Ltd.	6,937,996	5,531,091
Total Hong Kong		10,694,818

Italy (4.14%)
Enel SpA	740,994	5,426,070
Security Description	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	1,310,080	$6,432,233
Total Italy		11,858,303

Japan (13.68%)
Astellas Pharma, Inc.(a)	532,400	5,142,390
Canon, Inc.(a)	166,063	5,585,259
Honda Motor Co., Ltd.	642,400	5,944,552
Japan Tobacco, Inc.	199,600	4,972,266
Kyocera Corp.(a)	538,400	5,933,541
Mitsui OSK Lines, Ltd.	158,100	5,820,508
Takeda Pharmaceutical Co., Ltd.	201,500	5,801,315
Total Japan		39,199,831

Netherlands (1.72%)
Stellantis NV(a)	385,437	4,941,961

Norway (4.08%)
Aker BP ASA	269,873	5,570,790
Telenor ASA	473,037	6,123,320
Total Norway		11,694,110

Poland (4.49%)
ORLEN SA	445,608	6,906,943
Santander Bank Polska SA	46,218	5,948,133
Total Poland		12,855,076

Singapore (4.04%)
Singapore Airlines, Ltd.(a)	1,135,258	5,720,602
Singapore Telecommunications, Ltd.	2,321,400	5,840,216
Total Singapore		11,560,818

Spain (2.11%)
Repsol SA	473,242	6,043,226

Sweden (4.06%)
Telefonaktiebolaget LM Ericsson, Class B	652,741	5,344,582
Telia Co. AB	1,936,697	6,295,511
Total Sweden		11,640,093

Switzerland (2.20%)
Roche Holding AG	19,039	6,308,731

United Kingdom (9.77%)
British American Tobacco PLC	143,053	5,554,915
GSK PLC	321,915	5,938,367
Imperial Brands PLC	163,603	5,751,973
Rio Tinto PLC	87,336	5,266,658

Security Description	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	6,193,629	$5,467,671
Total United Kingdom		27,979,584

TOTAL COMMON STOCKS
(Cost $265,498,443)		284,248,514

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.56%)
Money Market Fund (0.35%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,009,823)	4.29%	1,009,823	$1,009,823

Investments Purchased with Collateral from Securities Loaned (6.21%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $17,785,977)		17,785,977	17,785,977
TOTAL SHORT TERM INVESTMENTS
(Cost $18,795,800)			18,795,800

TOTAL INVESTMENTS (105.77%)
(Cost $284,294,243)			$303,044,314
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.77%)			(16,519,154)
NET ASSETS - 100.00%			$286,525,160

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $23,380,471.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Biotechnology (81.01%)
4D Molecular Therapeutics, Inc.(a)(b)	35,883	$162,550
ACADIA Pharmaceuticals, Inc.(a)	129,154	2,531,418
ACELYRIN, Inc.(a)(b)	77,879	208,716
Agios Pharmaceuticals, Inc.(a)	44,265	1,573,178
Akero Therapeutics, Inc.(a)	54,180	2,661,322
Aldeyra Therapeutics, Inc.(a)(b)	46,225	236,210
Alector, Inc.(a)	75,944	124,548
Alkermes PLC(a)	125,597	4,311,745
Amicus Therapeutics, Inc.(a)	231,934	2,201,054
AnaptysBio, Inc.(a)(b)	23,619	397,272
Anavex Life Sciences Corp.(a)(b)	65,820	520,636
Annexon, Inc.(a)(b)	82,739	218,431
Apogee Therapeutics, Inc.(a)(b)	34,950	1,098,828
Arcturus Therapeutics Holdings, Inc.(a)(b)	21,025	353,010
Arcus Biosciences, Inc.(a)	71,030	773,517
ArriVent Biopharma, Inc.(a)(b)	26,162	617,685
Astria Therapeutics, Inc.(a)(b)	43,800	282,072
Aura Biosciences, Inc.(a)(b)	38,772	290,402
Aurinia Pharmaceuticals, Inc.(a)	111,132	883,499
Autolus Therapeutics PLC, ADR(a)(b)	206,569	357,364
Avidity Biosciences, Inc.(a)(b)	92,610	2,837,570
BioCryst Pharmaceuticals, Inc.(a)	160,782	1,384,333
Capricor Therapeutics, Inc.(a)(b)	35,295	542,837
Cargo Therapeutics, Inc.(a)(b)	35,732	134,352
Cartesian Therapeutics, Inc.(a)(b)	19,725	371,619
Celcuity, Inc.(a)(b)	28,823	271,801
Celldex Therapeutics, Inc.(a)(b)	51,500	1,059,355
CG oncology, Inc.(a)(b)	52,500	1,357,650
Compass Pathways PLC, ADR(a)(b)	53,117	208,750
Crinetics Pharmaceuticals, Inc.(a)	71,980	2,575,444
Day One Biopharmaceuticals, Inc.(a)(b)	78,283	709,244
Denali Therapeutics, Inc.(a)	111,716	1,850,017
Dianthus Therapeutics, Inc.(a)(b)	22,972	496,195
Disc Medicine, Inc.(a)	23,102	1,297,870
Eledon Pharmaceuticals, Inc.(a)(b)	46,375	192,456
Enanta Pharmaceuticals, Inc.(a)(b)	16,452	127,997
Erasca, Inc.(a)(b)	219,460	300,660
Galapagos NV, Sponsored ADR(a)(b)	51,315	1,338,295
Ideaya Biosciences, Inc.(a)(b)	67,092	1,380,082
Immunocore Holdings PLC, ADR(a)(b)	38,834	1,140,555

Security Description	Shares	Value
Biotechnology (continued)
Immunome, Inc.(a)(b)	48,449	$455,421
Intellia Therapeutics, Inc.(a)(b)	79,058	797,695
Ironwood Pharmaceuticals, Inc.(a)	124,212	199,981
iTeos Therapeutics, Inc.(a)(b)	28,355	205,857
Keros Therapeutics, Inc.(a)(b)	31,445	348,411
Kyverna Therapeutics, Inc.(a)	33,512	95,174
Larimar Therapeutics, Inc.(a)	49,524	150,058
MacroGenics, Inc.(a)	48,715	119,839
MannKind Corp.(a)	214,064	1,143,102
Merus NV(a)	53,142	2,502,457
Mineralys Therapeutics, Inc.(a)(b)	38,637	353,142
Mirum Pharmaceuticals, Inc.(a)(b)	37,267	1,772,791
MoonLake Immunotherapeutics(a)(b)	48,950	2,044,152
Newamsterdam Pharma Co. NV(a)	71,716	1,506,036
Novavax, Inc.(a)(b)	124,340	1,035,752
Olema Pharmaceuticals, Inc.(a)	44,480	194,378
Praxis Precision Medicines, Inc.(a)(b)	14,461	558,195
ProKidney Corp.(a)	99,332	122,178
Protagonist Therapeutics, Inc.(a)	46,261	1,738,951
Prothena Corp. PLC(a)(b)	41,765	660,305
PTC Therapeutics, Inc.(a)	59,868	3,308,306
Replimune Group, Inc.(a)	58,477	741,488
Rezolute, Inc.(a)(b)	44,974	199,235
Rhythm Pharmaceuticals, Inc.(a)	47,710	2,619,756
Rigel Pharmaceuticals, Inc.(a)	13,670	315,230
Savara, Inc.(a)(b)	133,211	331,695
Stoke Therapeutics, Inc.(a)(b)	41,115	322,753
Sutro Biopharma, Inc.(a)	63,976	101,722
Tourmaline Bio, Inc.(b)	19,905	260,556
Upstream Bio, Inc.(a)	41,605	329,928
UroGen Pharma, Ltd.(a)(b)	32,756	309,872
Vanda Pharmaceuticals, Inc.(a)	45,259	215,433
Vera Therapeutics, Inc.(a)(b)	49,157	1,471,269
Vericel Corp.(a)	38,311	1,964,971
Vir Biotechnology, Inc.(a)	106,899	896,883
Viridian Therapeutics, Inc.(a)(b)	61,492	954,971
Xencor, Inc.(a)(b)	54,319	834,340
Xenon Pharmaceuticals, Inc.(a)	59,178	2,190,770
Y-mAbs Therapeutics, Inc.(a)	34,765	193,293
Zai Lab, Ltd., ADR(a)(b)	84,855	2,939,377
Zenas Biopharma, Inc.(a)(b)	32,435	227,369
Zentalis Pharmaceuticals, Inc.(a)(b)	55,277	114,423
Total Biotechnology		76,228,054

Health Care Providers & Services (0.39%)
Fulgent Genetics, Inc.(a)	23,742	366,814

Pharmaceuticals (18.33%)
Aclaris Therapeutics, Inc.(a)	55,445	110,336

Security Description	Shares	Value
Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.(a)(b)	53,210	$174,529
Axsome Therapeutics, Inc.(a)	37,620	4,798,054
Edgewise Therapeutics, Inc.(a)	73,501	1,923,521
Liquidia Corp.(a)(b)	65,695	1,017,616
MBX Biosciences, Inc.(a)(b)	25,939	249,014
Neumora Therapeutics, Inc.(a)(b)	125,409	195,638
Nuvation Bio, Inc.(a)(b)	261,249	514,661
Pharvaris NV(a)	41,921	666,544
Pliant Therapeutics, Inc.(a)	47,240	162,506
Rapport Therapeutics, Inc.(a)	28,395	284,802
Structure Therapeutics, Inc., ADR(a)(b)	44,445	1,055,568
Tarsus Pharmaceuticals, Inc.(a)	29,666	1,319,544
Theravance Biopharma, Inc.(a)	38,164	356,833
Verona Pharma PLC, ADR(a)(b)	63,523	4,423,107
Total Pharmaceuticals		17,252,273

TOTAL COMMON STOCKS
(Cost $107,918,841)		93,847,141

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.26%)
Money Market Fund (0.30%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $278,285)	4.29%	278,285	$278,285

Investments Purchased with Collateral from Securities Loaned (6.96%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $6,546,827)		6,546,827	6,546,827
TOTAL SHORT TERM INVESTMENTS
(Cost $6,825,112)			6,825,112

TOTAL INVESTMENTS (106.99%)
(Cost $114,743,953)			$100,672,253
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.99%)			(6,578,371)
NET ASSETS - 100.00%			$94,093,882

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,736,183.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.14%)
Aerospace & Defense (2.50%)
BAE Systems PLC	51,209	$906,003

Air Freight & Logistics (1.76%)
Deutsche Post AG	16,262	635,810

Automobile Components (2.02%)
Cie Generale des Etablissements Michelin SCA	20,609	730,302

Banks (2.47%)
HSBC Holdings PLC	78,000	895,134

Beverages (1.55%)
Diageo PLC	16,284	443,059
Pernod Ricard SA	1,126	120,602
Total Beverages		563,661

Building Products (1.00%)
Assa Abloy AB, Class B	5,046	154,326
Geberit AG	354	207,158
Total Building Products		361,484

Capital Markets (2.80%)
3i Group PLC	20,325	1,011,674

Construction & Engineering (2.13%)
Vinci SA	6,686	770,563

Consumer Staples Distribution & Retail (0.54%)
Koninklijke Ahold Delhaize NV	5,511	194,202

Diversified Telecommunication Services (6.73%)
Deutsche Telekom AG	31,164	1,123,403
Koninklijke KPN NV	188,686	720,303
Swisscom AG	1,044	593,714
Total Diversified Telecommunication Services		2,437,420

Electric Utilities (2.75%)
Iberdrola SA(a)	68,838	996,162

Electrical Equipment (6.30%)
ABB, Ltd.	14,356	768,081
Legrand SA	5,879	643,708
Schneider Electric SE	3,592	871,740
Total Electrical Equipment		2,283,529

Financial Services (3.32%)
Industrivarden AB, Class C(a)	6,507	245,181

Security Description	Shares	Value
Financial Services (continued)
Investor AB	32,269	$958,291
Total Financial Services		1,203,472

Food Products (4.45%)
Danone SA	2,070	147,865
Nestle SA	15,165	1,463,176
Total Food Products		1,611,041

Health Care Equipment & Supplies (1.12%)
EssilorLuxottica SA	1,361	405,057

Household Products (1.85%)
Essity AB, Class B	3,940	108,498
Reckitt Benckiser Group PLC	8,525	561,914
Total Household Products		670,412

Independent Power and Renewable Electricity Producers (1.25%)
RWE AG	14,352	451,408

Industrial Conglomerates (3.72%)
Siemens AG	5,867	1,346,259

Insurance (1.81%)
Sampo Oyj	74,810	656,224

Machinery (3.50%)
Atlas Copco AB(a)	16,788	284,943
Kone Oyj, Class B	6,520	366,585
Volvo AB	19,985	618,087
Total Machinery		1,269,615

Marine Transportation (0.77%)
Kuehne + Nagel International AG(a)	1,218	280,034

Multi-Utilities (1.76%)
National Grid PLC	51,902	636,550

Personal Care Products (5.56%)
L'Oreal SA	2,569	940,733
Unilever PLC	18,959	1,070,077
Total Personal Care Products		2,010,810

Pharmaceuticals (15.46%)
AstraZeneca PLC	4,268	642,524
GSK PLC	28,200	520,205
Novartis AG	12,459	1,347,523
Novo Nordisk A/S, Class B	13,371	1,198,663
Roche Holding AG	4,699	1,557,053
Sanofi SA	3,023	327,265
Total Pharmaceuticals		5,593,233

Professional Services (6.37%)
Experian PLC	11,172	528,962
RELX PLC	21,014	1,009,226
Wolters Kluwer NV	5,004	766,181
Total Professional Services		2,304,369

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (2.39%)
ASML Holding NV	1,235	$869,376

Software (4.96%)
SAP SE	6,542	1,800,426

Specialty Retail (2.56%)
Industria de Diseno Textil SA(a)	17,158	925,545

Textiles, Apparel & Luxury Goods (5.18%)
Hermes International SCA	184	522,420
LVMH Moet Hennessy Louis Vuitton SE	1,876	1,352,330
Total Textiles, Apparel & Luxury Goods		1,874,750

Tobacco (0.56%)
Imperial Brands PLC	5,805	204,093

TOTAL COMMON STOCKS
(Cost $31,673,074)		35,898,618

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.25%)
Money Market Fund (0.16%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $58,895)	4.29%	58,895	$58,895

Investments Purchased with Collateral from Securities Loaned (5.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $1,844,752)		1,844,752	1,844,752
TOTAL SHORT TERM INVESTMENTS
(Cost $1,903,647)			1,903,647

TOTAL INVESTMENTS (104.39%)
(Cost $33,576,721)			$37,802,265
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.39%)			(1,589,708)
NET ASSETS - 100.00%			$36,212,557

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,761,107.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.90%)
Broadline Retail (12.27%)
Alibaba Group Holding, Ltd., Sponsored ADR	12,907	$1,710,307
Amazon.com, Inc.(a)	37,064	7,867,946
JD.com, Inc., ADR	10,620	444,978
MercadoLibre, Inc.(a)	1,347	2,858,159
Naspers, Ltd.	3,920	928,914
PDD Holdings, Inc., ADR(a)	29,061	3,303,945
Total Broadline Retail		17,114,249

Diversified Consumer Services (1.32%)
Duolingo, Inc.(a)	5,907	1,843,397

Entertainment (9.00%)
Electronic Arts, Inc.	3,665	473,225
NetEase, Inc., ADR	8,258	823,488
Netflix, Inc.(a)	2,568	2,518,078
Nexon Co., Ltd.(b)	71,200	957,074
ROBLOX Corp., Class A(a)	28,690	1,825,832
Spotify Technology SA(a)	4,106	2,496,489
Take-Two Interactive Software, Inc.(a)	11,333	2,402,369
Tencent Music Entertainment Group, ADR	86,495	1,054,374
Total Entertainment		12,550,929

Ground Transportation (2.13%)
Uber Technologies, Inc.(a)	39,086	2,970,927

Health Care Technology (0.94%)
Veeva Systems, Inc., Class A(a)	5,862	1,313,909

Hotels, Restaurants & Leisure (5.86%)
Airbnb, Inc., Class A(a)	7,846	1,089,574
Amadeus IT Group SA(b)	12,121	914,365
Booking Holdings, Inc.	183	917,930
DoorDash, Inc., Class A(a)	11,213	2,225,108
Meituan, Class B(a)(c)(d)	76,717	1,598,055
Trip.com Group, Ltd., ADR	25,026	1,418,474
Total Hotels, Restaurants & Leisure		8,163,506

Interactive Media & Services (14.30%)
Alphabet, Inc., Class A	44,254	7,535,571
Meta Platforms, Inc., Class A	12,622	8,434,021
Pinterest, Inc., Class A(a)	51,892	1,918,966
Snap, Inc., Class A(a)	102,241	1,047,970
Tencent Holdings, Ltd.	16,017	985,687
Total Interactive Media & Services		19,922,215

IT Services (6.67%)
Cloudflare, Inc., Class A(a)	18,585	2,700,401
MongoDB, Inc.(a)	5,747	1,536,920
Shopify, Inc., Class A(a)	24,609	2,756,208

Security Description	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	13,054	$2,311,863
Total IT Services		9,305,392

Media (0.83%)
Trade Desk, Inc., Class A(a)	16,506	1,160,702

Professional Services (1.00%)
Paychex, Inc.	3,291	499,146
Recruit Holdings Co., Ltd.	6,800	397,516
Wolters Kluwer NV	3,268	500,375
Total Professional Services		1,397,037

Real Estate Management & Development (1.76%)
CoStar Group, Inc.(a)	15,511	1,182,714
Zillow Group, Inc.(a)	16,643	1,275,852
Total Real Estate Management & Development		2,458,566

Software (43.82%)
Adobe, Inc.(a)	3,898	1,709,507
AppLovin Corp., Class A(a)	6,969	2,270,082
Atlassian Corp., Class A(a)	7,146	2,031,322
Crowdstrike Holdings, Inc., Class A(a)	6,675	2,600,981
CyberArk Software, Ltd.(a)	5,672	2,063,757
Datadog, Inc., Class A(a)	13,862	1,615,616
Dynatrace, Inc.(a)	24,373	1,395,354
Fair Isaac Corp.(a)	680	1,282,718
Fortinet, Inc.(a)	13,316	1,438,261
Gitlab, Inc., Class A(a)	32,152	1,935,872
Guidewire Software, Inc.(a)	7,620	1,534,058
HubSpot, Inc.(a)	2,194	1,588,434
Intuit, Inc.	3,199	1,963,674
Microsoft Corp.	18,886	7,497,552
Monday.com, Ltd.(a)	7,080	2,101,132
Nutanix, Inc.(a)	21,350	1,641,602
Oracle Corp.	14,888	2,472,301
Palantir Technologies, Inc., Class A(a)	39,016	3,313,239
Palo Alto Networks, Inc.(a)	10,880	2,071,878
PTC, Inc.(a)	5,126	838,767
Salesforce, Inc.	4,198	1,250,374
Samsara, Inc., Class A(a)	45,606	2,174,494
SAP SE	7,800	2,146,641
SentinelOne, Inc., Class A(a)	80,149	1,653,474
ServiceNow, Inc.(a)	2,881	2,678,639
Tyler Technologies, Inc.(a)	1,485	903,519
WiseTech Global, Ltd.	26,983	1,498,497
Workday, Inc., Class A(a)	5,612	1,477,864
Xero, Ltd.(a)	18,072	1,914,515
Zscaler, Inc.(a)	10,251	2,011,554
Total Software		61,075,678

TOTAL COMMON STOCKS
(Cost $101,916,186)		139,276,507

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.35%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $168,237)	4.29%	168,237	$168,237

Investments Purchased with Collateral from Securities Loaned (1.23%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $1,719,368)		1,719,368	$1,719,368
TOTAL SHORT TERM INVESTMENTS
(Cost $1,887,605)			1,887,605

TOTAL INVESTMENTS (101.25%)
(Cost $103,803,791)			$141,164,112
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.25%)			(1,745,442)
NET ASSETS - 100.00%			$139,418,670

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,665,383.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,598,055, representing 1.15% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2025, the market value of those securities was $1,598,055, representing 1.15% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.89%)
Aerospace & Defense (1.27%)
General Dynamics Corp.	8,899	$2,247,887
Lockheed Martin Corp.	16,456	7,411,289
Northrop Grumman Corp.	2,218	1,024,139
Total Aerospace & Defense		10,683,315

Air Freight & Logistics (0.73%)
Expeditors International of Washington, Inc.	10,801	1,267,605
United Parcel Service, Inc., Class B	41,137	4,896,537
Total Air Freight & Logistics		6,164,142

Banks (0.50%)
JPMorgan Chase & Co.	15,842	4,192,585

Beverages (1.61%)
Coca-Cola Co.	101,580	7,233,512
PepsiCo, Inc.	41,057	6,301,018
Total Beverages		13,534,530

Biotechnology (1.63%)
AbbVie, Inc.	43,198	9,029,677
Amgen, Inc.	8,543	2,631,757
Gilead Sciences, Inc.	17,493	1,999,625
Total Biotechnology		13,661,059

Broadline Retail (0.34%)
eBay, Inc.	43,818	2,836,777

Building Products (0.22%)
Trane Technologies PLC	5,116	1,809,529

Capital Markets (3.07%)
Blackrock, Inc.	4,339	4,242,587
Cboe Global Markets, Inc.	12,839	2,706,461
Moody's Corp.	10,970	5,528,222
MSCI, Inc.	7,369	4,351,468
S&P Global, Inc.	7,063	3,769,806
T Rowe Price Group, Inc.	48,917	5,171,505
Total Capital Markets		25,770,049

Commercial Services & Supplies (1.45%)
Cintas Corp.	42,532	8,825,390
Waste Management, Inc.	14,520	3,379,966
Total Commercial Services & Supplies		12,205,356

Communications Equipment (3.68%)
Cisco Systems, Inc.	439,184	28,156,086
Motorola Solutions, Inc.	6,254	2,753,136
Total Communications Equipment		30,909,222

Security Description	Shares	Value
Consumer Staples Distribution & Retail (1.64%)
Costco Wholesale Corp.	7,433	$7,794,318
Kroger Co.	11,481	744,198
Target Corp.	5,779	717,983
Walmart, Inc.	45,844	4,520,677
Total Consumer Staples Distribution & Retail		13,777,176

Diversified Telecommunication Services (1.65%)
AT&T, Inc.	278,417	7,631,410
Verizon Communications, Inc.	145,200	6,258,120
Total Diversified Telecommunication Services		13,889,530

Electrical Equipment (0.40%)
AMETEK, Inc.	6,230	1,179,339
Eaton Corp. PLC	7,394	2,168,808
Total Electrical Equipment		3,348,147

Electronic Equipment, Instruments & Components (0.85%)
Amphenol Corp., Class A	48,997	3,263,200
TE Connectivity PLC	25,167	3,876,473
Total Electronic Equipment, Instruments & Components		7,139,673

Entertainment (0.43%)
Electronic Arts, Inc.	28,303	3,654,483

Financial Services (10.35%)
Mastercard, Inc., Class A	62,202	35,847,635
Visa, Inc., Class A	141,060	51,163,873
Total Financial Services		87,011,508

Food Products (0.54%)
General Mills, Inc.	13,673	828,857
Hershey Co.	10,583	1,827,790
Mondelez International, Inc., Class A	28,661	1,840,896
Total Food Products		4,497,543

Ground Transportation (1.02%)
CSX Corp.	68,111	2,180,233
Union Pacific Corp.	26,061	6,428,988
Total Ground Transportation		8,609,221

Health Care Equipment & Supplies (2.33%)
Abbott Laboratories	105,250	14,525,553
Medtronic PLC	27,272	2,509,569
Stryker Corp.	6,630	2,560,440
Total Health Care Equipment & Supplies		19,595,562

Health Care Providers & Services (1.64%)
Elevance Health, Inc.	3,821	1,516,478
UnitedHealth Group, Inc.	25,795	12,251,594
Total Health Care Providers & Services		13,768,072

Security Description	Shares	Value
Hotels, Restaurants & Leisure (4.91%)
McDonald's Corp.	94,242	$29,057,636
Starbucks Corp.	57,630	6,674,130
Yum! Brands, Inc.	35,108	5,489,838
Total Hotels, Restaurants & Leisure		41,221,604

Household Durables (0.56%)
Garmin, Ltd.	20,413	4,673,148

Household Products (3.22%)
Church & Dwight Co., Inc.	4,503	500,734
Colgate-Palmolive Co.	29,547	2,693,800
Kimberly-Clark Corp.	12,564	1,784,214
Procter & Gamble Co.	127,022	22,081,504
Total Household Products		27,060,252

Industrial Conglomerates (0.65%)
Honeywell International, Inc.	25,792	5,490,859

Insurance (3.39%)
Aon PLC, Class A	8,476	3,467,701
Chubb, Ltd.	19,921	5,687,047
Marsh & McLennan Cos., Inc.	81,349	19,348,046
Total Insurance		28,502,794

Interactive Media & Services (3.82%)
Alphabet, Inc., Class A	188,670	32,126,728

IT Services (3.76%)
Accenture PLC, Class A	64,406	22,445,491
Cognizant Technology Solutions Corp., Class A	42,256	3,521,192
International Business Machines Corp.	22,333	5,637,743
Total IT Services		31,604,426

Life Sciences Tools & Services (0.29%)
Agilent Technologies, Inc.	10,369	1,326,402
Thermo Fisher Scientific, Inc.	2,027	1,072,202
Total Life Sciences Tools & Services		2,398,604

Machinery (3.63%)
Caterpillar, Inc.	12,945	4,452,433
Cummins, Inc.	3,540	1,303,357
Deere & Co.	4,333	2,083,263
Graco, Inc.	14,476	1,260,425
IDEX Corp.	5,960	1,158,207
Illinois Tool Works, Inc.	40,553	10,705,181
Otis Worldwide Corp.	41,275	4,118,420
PACCAR, Inc.	30,250	3,244,010
Snap-on, Inc.	6,250	2,132,313
Total Machinery		30,457,609

Media (3.07%)
Comcast Corp., Class A	718,210	25,769,375

Personal Care Products (0.08%)
Kenvue, Inc.	28,733	678,099

Security Description	Shares	Value
Pharmaceuticals (9.68%)
Eli Lilly & Co.	10,004	$9,209,983
Johnson & Johnson	226,939	37,449,473
Merck & Co., Inc.	336,415	31,034,284
Zoetis, Inc.	22,255	3,721,926
Total Pharmaceuticals		81,415,666

Professional Services (1.50%)
Automatic Data Processing, Inc.	20,980	6,612,476
Paychex, Inc.	30,658	4,649,899
Verisk Analytics, Inc.	4,323	1,283,542
Total Professional Services		12,545,917

Semiconductors & Semiconductor Equipment (3.48%)
Analog Devices, Inc.	5,655	1,300,989
Broadcom, Inc.	20,482	4,084,725
QUALCOMM, Inc.	31,754	4,990,776
Texas Instruments, Inc.	96,394	18,892,261
Total Semiconductors & Semiconductor Equipment		29,268,751

Software (5.20%)
Intuit, Inc.	1,937	1,189,008
Microsoft Corp.	94,485	37,509,600
Oracle Corp.	30,202	5,015,344
Total Software		43,713,952

Specialty Retail (8.11%)
Home Depot, Inc.	107,467	42,621,413
Lowe's Cos., Inc.	45,179	11,233,307
TJX Cos., Inc.	95,290	11,888,380
Tractor Supply Co.	45,720	2,530,602
Total Specialty Retail		68,273,702

Technology Hardware, Storage & Peripherals (5.22%)
Apple, Inc.	181,033	43,781,022

Textiles, Apparel & Luxury Goods (0.40%)
NIKE, Inc., Class B	42,091	3,343,288

Tobacco (1.36%)
Altria Group, Inc.	97,456	5,442,918
Philip Morris International, Inc.	38,737	6,015,081
Total Tobacco		11,457,999

Trading Companies & Distributors (1.02%)
Fastenal Co.	86,387	6,542,087
WW Grainger, Inc.	2,017	2,059,781
Total Trading Companies & Distributors		8,601,868

Security Description	Shares	Value
Wireless Telecommunication Services (1.19%)
T-Mobile US, Inc.	36,999	$9,978,260

TOTAL COMMON STOCKS
(Cost $673,422,405)		839,421,402

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	367,403	$367,403

TOTAL SHORT TERM INVESTMENTS
(Cost $367,403)			367,403

TOTAL INVESTMENTS (99.93%)
(Cost $673,789,808)			$839,788,805
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			606,324
NET ASSETS - 100.00%			$840,395,129

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.83%)
Automobile Components (3.97%)
BorgWarner, Inc.	208,092	$6,194,899
Gentex Corp.	613,518	14,920,758
Lear Corp.	102,226	9,608,222
Phinia, Inc.	99,214	4,892,242
Total Automobile Components		35,616,121

Building Products (2.66%)
A O Smith Corp.	222,497	14,791,600
Simpson Manufacturing Co., Inc.	19,657	3,231,611
UFP Industries, Inc.	54,822	5,865,954
Total Building Products		23,889,165

Capital Markets (11.67%)
Artisan Partners Asset Management, Inc., Class A	177,791	7,506,336
Cohen & Steers, Inc.	68,428	5,980,607
Diamond Hill Investment Group, Inc.	30,928	4,519,818
Evercore, Inc., Class A	34,177	8,263,999
Federated Hermes, Inc.	133,108	5,157,935
Hamilton Lane, Inc., Class A	42,406	6,628,906
Houlihan Lokey, Inc.	116,658	20,222,664
MarketAxess Holdings, Inc.	45,607	8,792,574
SEI Investments Co.	265,138	21,224,296
Tradeweb Markets, Inc.	50,957	6,898,049
Victory Capital Holdings, Inc.	147,566	9,450,127
Total Capital Markets		104,645,311

Commercial Services & Supplies (1.15%)
Brady Corp., Class A	97,022	7,031,185
Ennis, Inc.	153,781	3,260,157
Total Commercial Services & Supplies		10,291,342

Communications Equipment (1.85%)
Juniper Networks, Inc.	459,246	16,624,705

Consumer Finance (1.08%)
FirstCash Holdings, Inc.	85,951	9,650,578

Consumer Staples Distribution & Retail (0.69%)
Casey's General Stores, Inc.	8,284	3,431,316
PriceSmart, Inc.	17,788	1,590,069
Weis Markets, Inc.	15,209	1,125,162
Total Consumer Staples Distribution & Retail		6,146,547

Diversified Consumer Services (3.49%)
H&R Block, Inc.	281,510	15,345,110
Security Description	Shares	Value
Diversified Consumer Services (continued)
Service Corp. International	197,086	$15,963,966
Total Diversified Consumer Services		31,309,076

Electric Utilities (1.42%)
ALLETE, Inc.	19,638	1,290,020
IDACORP, Inc.	17,902	2,110,825
MGE Energy, Inc.	12,284	1,127,426
OGE Energy Corp.	59,859	2,770,275
Otter Tail Corp.	17,396	1,386,983
Pinnacle West Capital Corp.	30,563	2,828,299
Portland General Electric Co.	28,006	1,255,509
Total Electric Utilities		12,769,337

Electronic Equipment, Instruments & Components (7.02%)
Avnet, Inc.	353,200	17,850,728
Badger Meter, Inc.	39,795	8,370,082
Littelfuse, Inc.	50,027	11,611,767
TD SYNNEX Corp.	129,267	17,772,920
Vishay Intertechnology, Inc.	422,756	7,246,038
Total Electronic Equipment, Instruments & Components		62,851,535

Entertainment (0.60%)
Warner Music Group Corp., Class A	158,869	5,353,885

Financial Services (5.18%)
Essent Group, Ltd.	140,985	8,123,556
MGIC Investment Corp.	426,579	10,498,109
Radian Group, Inc.	354,751	11,674,855
Western Union Co.	1,492,290	16,161,501
Total Financial Services		46,458,021

Food Products (3.53%)
Cal-Maine Foods, Inc.	91,153	8,239,320
Flowers Foods, Inc.	204,671	3,835,535
Ingredion, Inc.	100,526	13,129,700
J & J Snack Foods Corp.	11,231	1,476,203
Lancaster Colony Corp.	26,304	5,028,141
Total Food Products		31,708,899

Gas Utilities (1.28%)
Chesapeake Utilities Corp.	5,710	724,770
National Fuel Gas Co.	48,179	3,623,060
New Jersey Resources Corp.	28,951	1,400,649
ONE Gas, Inc.(a)	17,919	1,346,613
Spire, Inc.	17,232	1,324,452
UGI Corp.(a)	90,616	3,095,443
Total Gas Utilities		11,514,987

Ground Transportation (0.97%)
Landstar System, Inc.	54,551	8,662,699

Health Care Providers & Services (7.51%)
Chemed Corp.	31,055	18,657,844
Encompass Health Corp.	190,750	19,101,704
National HealthCare Corp.	143,276	13,349,025

Security Description	Shares	Value
Health Care Providers & Services (continued)
Premier, Inc., Class A(a)	892,820	$16,231,468
Total Health Care Providers & Services		67,340,041

Hotels, Restaurants & Leisure (5.77%)
Choice Hotels International, Inc.	27,815	3,985,611
Texas Roadhouse, Inc.	103,579	19,067,858
Vail Resorts, Inc.	99,328	15,792,159
Wendy's Co.	360,597	5,589,254
Wyndham Hotels & Resorts, Inc.	67,440	7,305,775
Total Hotels, Restaurants & Leisure		51,740,657

Household Durables (0.45%)
Whirlpool Corp.	39,422	4,012,765

Household Products (0.42%)
Reynolds Consumer Products, Inc.	87,796	2,149,246
WD-40 Co.	6,799	1,622,377
Total Household Products		3,771,623

Insurance (4.30%)
AMERISAFE, Inc.	103,421	5,322,045
Globe Life, Inc.	47,154	6,008,834
RenaissanceRe Holdings, Ltd.	60,172	14,298,071
RLI Corp.	169,348	12,885,689
Total Insurance		38,514,639

IT Services (2.02%)
Amdocs, Ltd.	208,052	18,152,537

Leisure Products (0.36%)
Polaris, Inc.(a)	71,016	3,190,039

Machinery (9.73%)
Crane Co.	38,418	6,261,750
Donaldson Co., Inc.	252,169	17,422,357
Federal Signal Corp.	42,908	3,487,562
Franklin Electric Co., Inc.	78,616	8,030,624
ITT, Inc.	89,489	12,639,426
Lincoln Electric Holdings, Inc.	100,167	20,703,518
Mueller Industries, Inc.	139,896	11,216,861
Watts Water Technologies, Inc., Class A	35,079	7,527,252
Total Machinery		87,289,350

Media (2.25%)
New York Times Co., Class A	245,647	11,813,165
TEGNA, Inc.	459,901	8,370,198
Total Media		20,183,363

Multi-Utilities (0.91%)
Avista Corp.	21,249	849,323
Black Hills Corp.	17,816	1,089,983
NiSource, Inc.	124,496	5,080,681
Security Description	Shares	Value
Multi-Utilities (continued)
Northwestern Energy Group, Inc.	19,643	$1,098,633
Total Multi-Utilities		8,118,620

Pharmaceuticals (1.45%)
Organon & Co.	870,946	12,985,805

Professional Services (5.22%)
Exponent, Inc.	70,946	6,006,288
Genpact, Ltd.	411,591	21,904,874
Kforce, Inc.	41,203	2,065,094
Robert Half, Inc.	284,901	16,834,800
Total Professional Services		46,811,056

Semiconductors & Semiconductor Equipment (0.47%)
Universal Display Corp.	27,696	4,254,660

Software (4.19%)
Dolby Laboratories, Inc., Class A	253,317	20,673,201
InterDigital, Inc.(a)	53,171	11,359,452
Progress Software Corp.	100,721	5,503,395
Total Software		37,536,048

Specialty Retail (0.84%)
Dick's Sporting Goods, Inc.	17,394	3,915,389
Murphy USA, Inc.	7,637	3,583,586
Total Specialty Retail		7,498,975

Textiles, Apparel & Luxury Goods (4.05%)
Carter's, Inc.	158,709	6,549,920
Columbia Sportswear Co.	78,799	6,842,905
Ralph Lauren Corp.	33,691	9,134,978
Steven Madden, Ltd.	131,460	4,310,573
Tapestry, Inc.	110,913	9,474,189
Total Textiles, Apparel & Luxury Goods		36,312,565

Tobacco (0.17%)
Universal Corp.	27,598	1,479,529

Trading Companies & Distributors (2.64%)
Applied Industrial Technologies, Inc.	22,530	5,645,567
MSC Industrial Direct Co., Inc., Class A	224,841	18,068,223
Total Trading Companies & Distributors		23,713,790

Water Utilities (0.52%)
American States Water Co.	12,194	933,329
California Water Service Group	19,142	870,004
Essential Utilities, Inc.	74,454	2,827,763
Total Water Utilities		4,631,096

TOTAL COMMON STOCKS
(Cost $848,777,904)		895,029,366

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.57%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $566,476)	4.29%	566,476	$566,476

Investments Purchased with Collateral from Securities Loaned (2.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $22,459,295)		22,459,295	$22,459,295
TOTAL SHORT TERM INVESTMENTS
(Cost $23,025,771)			23,025,771

TOTAL INVESTMENTS (102.40%)
(Cost $871,803,675)			$918,055,137
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.40%)			(21,479,263)
NET ASSETS - 100.00%			$896,575,874

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $22,162,906.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Data Center REITs (2.14%)
Equinix, Inc.	302	$273,195

Diversified REITs (10.71%)
Alpine Income Property Trust, Inc.	16,983	281,578
Armada Hoffler Properties, Inc.	26,597	244,161
Broadstone Net Lease, Inc.	17,187	289,601
CTO Realty Growth, Inc.	14,423	274,614
Gladstone Commercial Corp.	17,235	279,724
Total Diversified REITs		1,369,678

Health Care REITs (12.59%)
Community Healthcare Trust, Inc.	16,055	300,871
Global Medical REIT, Inc.	34,331	302,113
Healthcare Realty Trust, Inc.	16,865	288,897
Medical Properties Trust, Inc.	72,809	429,573
Universal Health Realty Income Trust	7,247	289,300
Total Health Care REITs		1,610,754

Hotel & Resort REITs (10.29%)
Apple Hospitality REIT, Inc.	18,154	268,861
Host Hotels & Resorts, Inc.	15,720	253,564
RLJ Lodging Trust	28,023	259,493
Ryman Hospitality Properties, Inc.	2,563	253,455
Summit Hotel Properties, Inc.	43,335	280,377
Total Hotel & Resort REITs		1,315,750

Industrial REITs (10.46%)
Innovative Industrial Properties, Inc.	2,768	199,158
LXP Industrial Trust	32,131	287,894
Plymouth Industrial REIT, Inc.	15,343	266,048
Rexford Industrial Realty, Inc.	7,108	293,702
STAG Industrial, Inc.	8,074	290,502
Total Industrial REITs		1,337,304

Multi-Family Residential REITs (8.92%)
BRT Apartments Corp.(a)	15,481	279,277
Centerspace	4,183	276,873
Elme Communities	17,776	309,124
NexPoint Residential Trust, Inc.	6,474	275,469
Total Multi-Family Residential REITs		1,140,743

Office REITs (10.85%)
Brandywine Realty Trust	50,690	255,984
City Office REIT, Inc.	49,560	260,686
Security Description	Shares	Value
Office REITs (continued)
Easterly Government Properties, Inc.	24,739	$278,809
Orion Office REIT, Inc.	72,795	299,915
Postal Realty Trust, Inc.	21,032	292,976
Total Office REITs		1,388,370

Retail REITs (11.20%)
Getty Realty Corp.	9,060	284,484
NETSTREIT Corp.	19,365	289,700
NNN REIT, Inc.	6,815	289,297
Realty Income Corp.	5,246	299,179
Saul Centers, Inc.	7,197	269,528
Total Retail REITs		1,432,188

Self-Storage REITs (2.11%)
National Storage Affiliates Trust	7,004	270,495

Single-Family Residential REITs (2.22%)
UMH Properties, Inc.	14,994	283,836

Specialized REITs (9.50%)
EPR Properties	6,435	341,505
Gaming and Leisure Properties, Inc.	5,787	290,218
Outfront Media, Inc.	15,066	280,228
VICI Properties, Inc.	9,332	303,197
Total Specialized REITs		1,215,148

Technology REITs (4.12%)
Crown Castle, Inc.	2,993	281,641
Digital Realty Trust, Inc.	1,572	245,735
Total Technology REITs		527,376

Telecom Tower REITs (4.68%)
American Tower Corp.	1,475	303,290
SBA Communications Corp.	1,357	295,690
Total Telecom Tower REITs		598,980

TOTAL COMMON STOCKS
(Cost $13,180,508)		12,763,817

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $2,262)	4.29%	2,262	$2,262

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $740)		740	$740
TOTAL SHORT TERM INVESTMENTS
(Cost $3,002)			3,002

TOTAL INVESTMENTS (99.81%)
(Cost $13,183,510)			$12,766,819
OTHER ASSETS IN EXCESS OF LIABILITIES (0.19%)			23,851
NET ASSETS - 100.00%			$12,790,670

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $251,333.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Communication Services (10.11%)
AT&T, Inc.	1,035,425	$28,380,999
Comcast Corp., Class A	612,764	21,985,972
Omnicom Group, Inc.	271,106	22,436,732
T-Mobile US, Inc.	105,546	28,464,701
Verizon Communications, Inc.	578,727	24,943,134
Total Communication Services		126,211,538

Consumer Discretionary (10.27%)
Best Buy Co., Inc.	279,469	25,127,058
Darden Restaurants, Inc.	146,925	29,452,585
Ford Motor Co.	2,394,801	22,870,350
Genuine Parts Co.	202,005	25,226,384
McDonald's Corp.	82,572	25,459,425
Total Consumer Discretionary		128,135,802

Consumer Staples (9.84%)
Altria Group, Inc.	445,825	24,899,326
Archer-Daniels-Midland Co.	467,236	22,053,539
General Mills, Inc.	366,200	22,199,044
Kraft Heinz Co.	770,618	23,665,679
Philip Morris International, Inc.	193,343	30,022,301
Total Consumer Staples		122,839,889

Energy (9.94%)
Chevron Corp.	159,100	25,236,442
Exxon Mobil Corp.	220,911	24,594,022
Kinder Morgan, Inc.	910,473	24,673,818
ONEOK, Inc.	235,390	23,630,802
Phillips 66	199,556	25,880,418
Total Energy		124,015,502

Financials (9.26%)
KeyCorp	1,349,923	23,380,666
Prudential Financial, Inc.	203,239	23,392,809
T Rowe Price Group, Inc.	204,328	21,601,556
Truist Financial Corp.	534,713	24,783,948
US Bancorp	479,506	22,488,831
Total Financials		115,647,810

Health Care (10.52%)
AbbVie, Inc.	141,209	29,516,917
Bristol-Myers Squibb Co.	438,783	26,160,243
CVS Health Corp.	495,650	32,574,118
Pfizer, Inc.	956,591	25,282,700
Security Description	Shares	Value
Health Care (continued)
Viatris, Inc.	1,933,501	$17,846,214
Total Health Care		131,380,192

Industrials (9.60%)
Lockheed Martin Corp.	49,416	22,255,484
Paychex, Inc.	173,660	26,339,012
Southwest Airlines Co.	741,487	23,030,586
Stanley Black & Decker, Inc.	295,683	25,585,450
United Parcel Service, Inc., Class B	189,648	22,573,802
Total Industrials		119,784,334

Information Technology (9.56%)
Cisco Systems, Inc.	417,550	26,769,131
HP, Inc.	708,640	21,875,717
International Business Machines Corp.	106,061	26,774,039
Seagate Technology Holdings PLC	255,730	26,061,444
Skyworks Solutions, Inc.	268,449	17,894,810
Total Information Technology		119,375,141

Materials (9.90%)
Amcor PLC	2,472,765	25,024,382
International Paper Co.	440,872	24,843,137
LyondellBasell Industries NV, Class A	323,576	24,860,344
Newmont Mining Corp.	608,216	26,055,973
The Dow Chemical Co.	599,233	22,836,770
Total Materials		123,620,606

Utilities (10.55%)
Dominion Resources, Inc.	453,143	25,656,956
Evergy, Inc.	395,179	27,231,785
Eversource Energy	411,369	25,920,361
Exelon Corp.	664,109	29,353,618
FirstEnergy Corp.(a)	607,462	23,551,302
Total Utilities		131,714,022

TOTAL COMMON STOCKS
(Cost $1,132,771,160)		1,242,724,836

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	790,564	$790,564

TOTAL SHORT TERM INVESTMENTS
(Cost $790,564)			790,564

TOTAL INVESTMENTS (99.61%)
(Cost $1,133,561,724)			$1,243,515,400
OTHER ASSETS IN EXCESS OF LIABILITIES (0.39%)			4,829,559
NET ASSETS - 100.00%			$1,248,344,959

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $376,224.

See Notes to Quarterly Schedule of Investments.

ALPS | Smith Core Plus Bond ETF

STATEMENT OF INVESTMENTS

February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value (Note 2)
BANK LOANS (1.39%)

Aerospace & Defense (0.44%)
TransDigm, Inc.
1M US SOFR + 3.25%, 02/28/2031	$6,842,550	$6,851,104

Casinos & Gaming (0.16%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031	2,489,994	2,497,003

Consumer Finance (0.40%)
Boost Newco Borrower LLC
3M US SOFR + 2.00%, 01/31/2031(a)	6,079,763	6,090,402

Financial Services (0.03%)
Jane Street Group LLC
3M US SOFR + 2.00%, 12/15/2031(a)	522,966	517,260

Industrials (0.21%)
Chart Industries, Inc.
3M CME TERM SOFR + 2.50%, 03/18/2030(a)	3,326,426	3,335,789

Travel & Lodging (0.15%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027	2,325,274	2,328,913

TOTAL BANK LOANS
(Cost $21,636,881)		21,620,471

Security Description	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.61%)

Fannie Mae
Series 2000-34, Class TZ,
8.500%, 10/25/2030	$96,994	$102,278
Series 2000-40, Class FA,
30D US SOFR + 0.61448%, 07/25/2030(a)	36,658	36,660
Series 2001-51, Class PZ,
6.500%, 10/25/2031	98,301	102,173
Security Description	Principal Amount	Value (Note 2)
Series 2002-60, Class FV,
30D US SOFR + 1.114%, 04/25/2032(a)	$7,350	$7,432
Series 2002-90, Class A1,
6.500%, 06/25/2042	182,719	187,322
Series 2003-119, Class ZP,
4.000%, 12/25/2033	37,191	35,890
Series 2003-18, Class A1,
6.500%, 12/25/2042	37,761	38,275
Series 2003-30, Class JQ,
5.500%, 04/25/2033	2,145	2,205
Series 2003-47, Class PE,
5.750%, 06/25/2033	30,789	31,806
Series 2004-92, Class TB,
5.500%, 12/25/2034	8,017	8,285
Series 2005-122, Class PY,
6.000%, 01/25/2036	24,373	25,292
Series 2005-27, Class GH,
5.500%, 04/25/2035	114,443	114,370
Series 2005-3, Class CH,
5.250%, 02/25/2035	4,265	4,354
Series 2005-48, Class TD,
5.500%, 06/25/2035	70,940	73,468
Series 2005-75, Class ZP,
5.750%, 09/25/2035	134,680	139,382
Series 2005-99, Class AC,
5.500%, 12/25/2035	38,000	38,078
Series 2006-125, Class KY,
5.500%, 01/25/2037	199,020	208,429
Series 2006-78, Class BZ,
6.500%, 08/25/2036	319,356	337,116
Series 2007-36, Class PH,
5.500%, 04/25/2037	107,128	111,140
Series 2008-24, Class WD,
5.500%, 02/25/2038	76,750	76,802
Series 2008-6, Class A,
5.000%, 02/25/2038	171,926	170,441
Series 2009-106, Class LK,
5.500%, 08/25/2037	651,431	655,336
Series 2009-106, Class DZ,
4.500%, 01/25/2040	189,661	185,013
Series 2009-77, Class NX,
5.500%, 10/25/2039	750,395	753,650
Series 2010-123, Class BP,
4.500%, 11/25/2040	94,959	94,543
Series 2010-141, Class AL,
4.000%, 12/25/2040	16,261	15,787
Series 2010-2, Class GZ,
5.000%, 01/25/2040	120,983	119,023
Series 2010-41, Class NB,
5.000%, 05/25/2040	76,938	78,190

Security Description	Principal Amount	Value (Note 2)
Series 2010-85, Class NJ,
4.500%, 08/25/2040	$337,918	$330,080
Series 2010-9, Class ME,
5.000%, 02/25/2040	25,838	26,084
Series 2011-110, Class ED,
2.500%, 04/25/2041	103,504	100,587
Series 2011-121, Class JP,
4.500%, 12/25/2041	13,101	12,719
Series 2011-145, Class JA,
4.500%, 12/25/2041	4,052	4,009
Series 2011-148, Class P,
4.000%, 09/25/2041	151,423	148,947
Series 2011-29, Class JC,
4.000%, 03/25/2041	215,705	206,163
Series 2012-103, Class PY,
3.000%, 09/25/2042	8,000	6,829
Series 2012-108, Class PL,
3.000%, 10/25/2042	48,628	44,229
Series 2012-111, Class B,
7.000%, 10/25/2042	210,458	226,129
Series 2012-111, Class PB,
1.750%, 06/25/2042	125,293	113,017
Series 2012-112, Class DA,
3.000%, 10/25/2042	185,277	168,611
Series 2012-120, Class QC,
2.500%, 11/25/2042	151,000	107,156
Series 2012-128, Class NP,
2.500%, 11/25/2042	78,171	52,492
Series 2012-128, Class JE,
2.000%, 09/25/2042	138,801	123,844
Series 2012-129, Class HT,
2.000%, 12/25/2032	372,368	330,239
Series 2012-133, Class KA,
2.500%, 07/25/2042	129,259	111,573
Series 2012-136, Class PL,
3.500%, 12/25/2042	418,000	389,704
Series 2012-137, Class CZ,
4.000%, 12/25/2042	163,099	153,905
Series 2012-139, Class GB,
2.500%, 12/25/2042	50,000	33,571
Series 2012-152, Class PB,
3.500%, 01/25/2043	22,000	21,188
Series 2012-154, Class PW,
3.000%, 10/25/2042	203,614	178,146
Series 2012-16, Class K,
4.000%, 10/25/2041	85,713	84,331
Series 2012-17, Class JA,
3.500%, 12/25/2041	71,183	66,807
Series 2012-19, Class CB,
3.500%, 03/25/2042	265,000	245,429
Security Description	Principal Amount	Value (Note 2)
Series 2012-26, Class MA,
3.500%, 03/25/2042	$44,226	$41,562
Series 2012-28, Class PT,
4.000%, 03/25/2042	290,180	276,566
Series 2012-29, Class NM,
3.500%, 04/25/2042	50,000	41,649
Series 2012-30, Class DZ,
4.000%, 04/25/2042	195,793	189,272
Series 2012-35, Class EP,
2.000%, 11/25/2040	99,913	96,974
Series 2012-36, Class MB,
2.000%, 08/25/2041	477,791	464,993
Series 2012-37, Class CA,
2.000%, 01/25/2040	146,917	142,727
Series 2012-39, Class NB,
4.000%, 04/25/2042	32,000	28,971
Series 2012-47, Class HF,
30D US SOFR + 0.514%, 05/25/2027(a)	6,110	6,113
Series 2012-51, Class HJ,
3.500%, 05/25/2042	62,156	53,789
Series 2012-56, Class WB,
3.500%, 05/25/2042	9,100	8,478
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	73,974
Series 2012-90, Class PB,
2.500%, 01/25/2042	69,683	66,514
Series 2013-10, Class GD,
2.000%, 02/25/2033	145,187	135,220
Series 2013-123, Class AG,
2.500%, 02/25/2033	865,866	849,973
Series 2013-14, Class PC,
1.250%, 03/25/2043	222,341	184,803
Series 2013-18, Class NG,
2.000%, 12/25/2042	47,895	42,452
Series 2013-35, Class KL,
2.000%, 04/25/2033	95,482	88,901
Series 2013-37, Class PK,
3.500%, 04/25/2043	300,000	274,544
Series 2013-41, Class JL,
1.500%, 04/25/2038	185,146	168,401
Series 2013-44, Class Z,
3.000%, 05/25/2043	713,431	550,675
Series 2013-67, Class KZ,
2.500%, 04/25/2043	145,278	119,483
Series 2013-7, Class PZ,
2.000%, 02/25/2043	190,967	114,055
Series 2013-86, Class LG,
3.500%, 08/25/2043	178,000	152,896
Series 2013-86, Class Z,
3.000%, 08/25/2043	175,595	132,781

Security Description	Principal Amount	Value (Note 2)
Series 2013-86, Class CY,
4.500%, 08/25/2043	$1,320,900	$1,253,056
Series 2013-9, Class BC,
6.500%, 07/25/2042	149,638	157,610
Series 2014-14, Class PA,
3.500%, 02/25/2044	100,906	98,374
Series 2014-8, Class Z,
3.000%, 03/25/2034	126,089	120,370
Series 2015-27, Class ME,
3.500%, 10/25/2044	30,000	28,047
Series 2015-47, Class AY,
3.000%, 07/25/2045	83,143	73,387
Series 2015-58, Class ZL,
3.000%, 08/25/2045	266,522	224,765
Series 2015-59, Class LP,
3.500%, 08/25/2045	127,000	104,563
Series 2015-65, Class LD,
3.500%, 01/25/2036	124,000	117,529
Series 2016-26, Class PA,
3.000%, 10/25/2045	112,629	105,482
Series 2016-28, Class TA,
3.250%, 07/25/2043	494,202	386,980
Series 2016-37, Class BK,
3.000%, 06/25/2046	60,761	58,080
Series 2016-42, Class DA,
3.000%, 07/25/2045	109,042	103,158
Series 2016-6, Class PA,
3.000%, 11/25/2044	117,622	112,829
Series 2016-79, Class JC,
2.500%, 11/25/2046	340,168	268,688
Series 2016-8, Class CB,
3.500%, 03/25/2046	49,195	45,297
Series 2017-10, Class FA,
30D US SOFR + 0.514%, 03/25/2047(a)	26,638	26,410
Series 2017-15, Class PE,
3.500%, 04/25/2046	46,545	44,560
Series 2017-25, Class QH,
3.000%, 04/25/2047	277,666	244,731
Series 2017-38, Class JA,
3.000%, 03/25/2047	62,033	55,765
Series 2017-38, Class JG,
2.500%, 03/25/2047	347,846	305,604
Series 2017-98, Class JC,
2.500%, 11/25/2047	151,444	132,464
Series 2018-15, Class KG,
2.500%, 01/25/2048	96,633	82,067
Series 2018-2, Class BA,
3.000%, 02/25/2045	95,439	93,536
Series 2018-25, Class AL,
3.500%, 04/25/2048	98,000	86,535
Security Description	Principal Amount	Value (Note 2)
Series 2018-28, Class CA,
3.000%, 05/25/2048	$101,103	$89,790
Series 2018-35, Class LB,
3.500%, 05/25/2048	106,000	92,904
Series 2018-6, Class PA,
3.000%, 02/25/2048	65,394	57,521
Series 2018-8, Class KL,
2.500%, 03/25/2047	90,312	82,043
Series 2018-94, Class KD,
3.500%, 12/25/2048	67,165	62,112
Series 2019-36, Class NJ,
3.000%, 07/25/2049	100,000	83,385
Series 2019-74, Class GL,
3.500%, 12/25/2049	174,253	128,031
Series 2019-81, Class ML,
2.500%, 01/25/2050	119,847	75,903
Series 2020-10, Class DA,
3.500%, 03/25/2060	92,537	83,542
Series 2020-38, Class LC,
1.500%, 06/25/2040	105,304	96,456
Series 2021-59, Class H,
2.000%, 06/25/2048	49,556	40,219
Series 2021-6, Class KU,
1.500%, 02/25/2051	191,229	110,736
Series 2021-66, Class HU,
1.500%, 10/25/2051	228,998	112,342
Series 2021-72, Class NA,
1.500%, 10/25/2051	98,025	55,438
Series 2021-87, Class QB,
2.000%, 12/25/2051	46,230	27,808
Series 2021-94, Class PU,
2.000%, 01/25/2052	39,318	25,085
Series 2022-90, Class AY,
4.500%, 12/25/2041	405,000	389,771
Series 2024-39, Class AZ,
3.000%, 11/25/2047	132,954	105,135
		17,392,403
Freddie Mac
Series 1998-2034, Class Z,
6.500%, 02/15/2028	4,557	4,635
Series 1998-2045, Class PD,
6.750%, 04/15/2028	95,875	96,859
Series 1998-2098, Class ZB,
6.000%, 11/15/2028	99,131	100,122
Series 1998-2104, Class QH,
6.500%, 12/15/2028	135,652	138,935
Series 2002-2412, Class OF,
30D US SOFR + 1.064%, 12/15/2031(a)	35,954	36,365

Security Description	Principal Amount	Value (Note 2)
Series 2002-2422, Class TA,
6.500%, 02/15/2032	$252,376	$263,528
Series 2002-2455, Class GK,
6.500%, 05/15/2032	18,005	18,809
Series 2002-2489, Class PE,
6.000%, 08/15/2032	322,535	333,964
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	2,459	2,398
Series 2003-2554, Class MN,
5.500%, 01/15/2033	4,725	4,838
Series 2003-2624, Class QH,
5.000%, 06/15/2033	16,629	16,858
Series 2003-2646, Class ZN,
5.000%, 07/15/2033	146,782	146,448
Series 2003-2673, Class PE,
5.500%, 09/15/2033	146,707	150,520
Series 2003-2725, Class TA,
4.500%, 12/15/2033	32,153	32,104
Series 2004-2768, Class PW,
4.250%, 03/15/2034	8,456	8,335
Series 2005-2944, Class OH,
5.500%, 03/15/2035	47,445	49,180
Series 2005-2973, Class GE,
5.500%, 05/15/2035	206,000	208,763
Series 2005-2978, Class CN,
5.500%, 05/15/2035	147,324	152,720
Series 2005-3033, Class WY,
5.500%, 09/15/2035	93,247	96,377
Series 2006-3108, Class PZ,
6.000%, 02/15/2036	194,376	204,848
Series 2006-3137, Class XP,
6.000%, 04/15/2036	3,098	3,257
Series 2007-3388, Class DZ,
5.500%, 11/15/2037	236,530	236,866
Series 2008-3485, Class MA,
5.500%, 07/15/2036	36,047	37,456
Series 2009-3533, Class CB,
4.500%, 05/15/2029	48,066	47,827
Series 2009-3575, Class D,
4.500%, 03/15/2037	179,033	174,248
Series 2009-3587, Class DA,
4.500%, 10/15/2039	68,774	68,071
Series 2010-3626, Class ME,
5.000%, 01/15/2040	31,610	32,264
Series 2010-3638, Class DB,
5.000%, 02/15/2040	75,000	72,820
Series 2010-3645, Class WD,
4.500%, 02/15/2040	15,000	14,671
Series 2010-3662, Class QB,
5.000%, 03/15/2038	105,994	105,464
Security Description	Principal Amount	Value (Note 2)
Series 2010-3674, Class QN,
5.750%, 05/15/2036	$363,142	$349,413
Series 2010-3681, Class MT,
4.667%, 02/15/2038(a)(b)	90,676	82,071
Series 2010-3704, Class CT,
7.000%, 12/15/2036	587,282	622,747
Series 2010-3764, Class QY,
4.000%, 11/15/2030	1,207,416	1,202,143
Series 2010-3772, Class NE,
4.500%, 12/15/2040	172,000	158,566
Series 2011-3924, Class LC,
4.000%, 09/15/2041	112,235	107,935
Series 2011-3943, Class LA,
3.000%, 10/15/2026	78,089	77,157
Series 2011-3954, Class PG,
2.500%, 07/15/2041	43,632	41,673
Series 2011-3957, Class BZ,
4.000%, 11/15/2041	169,870	162,656
Series 2011-3966, Class NA,
4.000%, 12/15/2041	127,882	124,222
Series 2011-3968, Class G,
3.000%, 12/15/2026	84,084	83,065
Series 2012-3990, Class GY,
3.500%, 01/15/2042	97,000	84,491
Series 2012-3992, Class HZ,
4.000%, 01/15/2042	584,086	559,384
Series 2012-3994, Class HJ,
2.000%, 06/15/2041	287,493	275,942
Series 2012-3997, Class EC,
3.500%, 02/15/2042	62,765	53,812
Series 2012-4029, Class NE,
2.500%, 03/15/2041	149,505	145,397
Series 2012-4050, Class ND,
2.500%, 09/15/2041	7,978	7,829
Series 2012-4068, Class PE,
3.000%, 06/15/2042	9,842	8,951
Series 2012-4075, Class PB,
3.000%, 07/15/2042	23,986	21,834
Series 2012-4077, Class BE,
4.000%, 07/15/2042	15,000	13,657
Series 2012-4093, Class PA,
3.000%, 08/15/2042	66,910	60,711
Series 2012-4096, Class BY,
2.000%, 08/15/2042	190,000	149,455
Series 2012-4101, Class QN,
3.500%, 09/15/2042	5,556	5,171
Series 2012-4112, Class CP,
2.000%, 01/15/2042	116,352	111,914
Series 2012-4116, Class UC,
2.500%, 10/15/2042	40,000	29,312

Security Description	Principal Amount	Value (Note 2)
Series 2012-4117, Class EB,
3.500%, 10/15/2042	$83,000	$70,805
Series 2012-4118, Class PB,
2.500%, 10/15/2042	146,513	123,180
Series 2012-4125, Class KP,
2.500%, 05/15/2041	95,906	92,052
Series 2012-4135, Class AU,
2.000%, 11/15/2042	107,799	82,805
Series 2012-4138, Class HA,
1.250%, 12/15/2027	122,533	119,075
Series 2012-4147, Class LW,
2.000%, 12/15/2032	190,733	174,693
Series 2013-4160, Class HB,
2.500%, 12/15/2032	8,809	8,234
Series 2013-4161, Class BA,
2.500%, 12/15/2041	56,682	55,161
Series 2013-4161, Class LT,
2.500%, 08/15/2042	9,832	9,007
Series 2013-4161, Class ZW,
2.500%, 02/15/2033	166,827	140,087
Series 2013-4171, Class MN,
3.000%, 02/15/2043	46,000	35,025
Series 2013-4193, Class PK,
3.000%, 04/15/2043	84,053	80,081
Series 2013-4224, Class KC,
3.000%, 05/15/2032	57,195	56,580
Series 2013-4224, Class PA,
3.000%, 12/15/2042	392,641	379,780
Series 2013-4229, Class ZA,
4.000%, 07/15/2043	127,879	123,791
Series 2013-4247, Class AK,
4.500%, 12/15/2042	67,908	67,694
Series 2014-4330, Class PE,
3.000%, 11/15/2043	156,017	150,673
Series 2014-4410, Class BH,
2.500%, 07/15/2033	194,297	193,139
Series 2015-4447, Class PA,
3.000%, 12/15/2044	72,418	67,934
Series 2015-4472, Class MA,
3.000%, 05/15/2045	113,051	105,127
Series 2015-4492, Class MA,
4.000%, 07/15/2043	1,417	1,415
Series 2016-4614, Class PB,
3.000%, 01/15/2046	125,653	116,090
Series 2016-4616, Class HP,
3.000%, 09/15/2046	74,132	66,561
Series 2016-4619, Class GP,
3.000%, 10/15/2046	391,705	348,517
Series 2016-4621, Class DA,
3.000%, 12/15/2045	111,684	104,630
Security Description	Principal Amount	Value (Note 2)
Series 2016-4624, Class BA,
2.000%, 04/15/2036	$196,514	$178,842
Series 2017-4670, Class TY,
3.000%, 03/15/2047	222,000	181,595
Series 2018-4760, Class P,
3.000%, 02/15/2044	78,968	77,679
Series 2018-4792, Class BD,
3.500%, 02/15/2048	97,741	89,126
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	177,774	155,118
Series 2018-4819, Class CB,
4.000%, 08/15/2048	866,227	816,535
Series 2018-4824, Class KQ,
4.000%, 06/15/2046	130,112	128,907
Series 2018-4825, Class B,
4.000%, 07/15/2044	75,637	75,416
Series 2018-4827, Class LA,
3.500%, 08/15/2044	159,129	157,561
Series 2018-4839, Class AE,
4.000%, 04/15/2051	121,400	117,165
Series 2019-4879, Class BC,
3.000%, 04/15/2049	127,359	113,384
Series 2019-4888, Class NW,
3.000%, 05/15/2049	174,400	132,981
Series 2019-4919, Class JL,
2.500%, 09/25/2049	497,010	421,790
Series 2019-4926, Class BP,
3.000%, 10/25/2049	287,930	250,735
Series 2019-4932, Class CB,
3.500%, 03/25/2049	304,080	290,684
Series 2020-4988, Class AK,
1.000%, 07/25/2050	138,674	109,279
Series 2020-4989, Class FA,
30D US SOFR + 0.464%, 08/15/2040(a)	35,138	34,798
Series 2020-4989, Class FB,
30D US SOFR + 0.464%, 10/15/2040(a)	32,936	32,617
Series 2020-5002, Class TJ,
2.000%, 07/25/2050	135,603	113,776
Series 2020-5036, Class NL,
2.500%, 11/25/2050	111,000	66,858
Series 2020-5058, Class LW,
1.250%, 01/25/2051	48,315	23,328
Series 2021-5080, Class CA,
2.000%, 02/25/2051	30,270	17,275
Series 2021-5083, Class MA,
2.000%, 03/25/2051	231,266	138,607
Series 2021-5085, Class HA,
1.500%, 03/25/2051	235,175	129,925

Security Description	Principal Amount	Value (Note 2)
Series 2021-5092, Class BC,
2.500%, 06/25/2036	$3,382	$3,350
Series 2021-5094, Class Z,
2.000%, 07/25/2050	213,575	146,897
Series 2021-5116, Class HJ,
2.000%, 06/25/2051	31,738	17,754
Series 2022-5206, Class ZY,
3.500%, 03/25/2052	149,348	116,267
Series 2024-5407, Class LB,
6.000%, 05/25/2054	9,033,173	9,334,805
		23,644,248
Freddie Mac Strips
Series 2016-349, Class 300,
3.000%, 05/15/2046	102,647	96,609

Freddie Mac Structured Pass-Through Certificates
Series 2002-41, Class 3A,
4.384%, 07/25/2032(a)	13,315	12,344

Ginnie Mae
Series 2003-40, Class PZ,
5.500%, 05/16/2033	329,866	329,171
Series 2003-52, Class AP,
–%, 06/16/2033(c)	13,789	12,015
Series 2004-1, Class TE,
5.000%, 06/20/2033	44,126	44,049
Series 2004-87, Class BC,
4.500%, 10/20/2034	5,590	5,578
Series 2005-13, Class BG,
5.000%, 02/20/2035	67,191	67,500
Series 2005-20, Class GZ,
5.000%, 02/16/2035	184,413	184,331
Series 2005-51, Class DC,
5.000%, 07/20/2035	3,534	3,556
Series 2005-73, Class PH,
5.000%, 09/20/2035	119,040	118,971
Series 2006-17, Class NZ,
6.000%, 04/20/2036	191,391	197,649
Series 2006-20, Class QB,
6.000%, 04/20/2036	202,440	204,481
Series 2006-38, Class ZK,
6.500%, 08/20/2036	144,096	143,753
Series 2008-38, Class PL,
5.500%, 05/20/2038	15,485	15,822
Series 2008-50, Class KB,
6.000%, 06/20/2038	50,735	52,231
Series 2008-55, Class PL,
5.500%, 06/20/2038	17,000	17,156
Security Description	Principal Amount	Value (Note 2)
Series 2008-60, Class JP,
5.500%, 07/20/2038	$48,136	$48,525
Series 2008-7, Class PB,
5.000%, 02/20/2038	150,354	150,248
Series 2008-7, Class PQ,
5.000%, 02/20/2038	5,151	5,148
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.15448%, 03/20/2039(a)	37,656	37,728
Series 2009-45, Class ZB,
6.000%, 06/20/2039	383,099	398,866
Series 2009-47, Class LT,
5.000%, 06/20/2039	72,244	72,311
Series 2009-61, Class AP,
4.000%, 08/20/2039	36,939	36,089
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.81448%, 10/16/2039(a)	20,579	20,695
Series 2010-29, Class AD,
3.500%, 10/20/2039	89,341	86,568
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.44448%, 10/20/2060(a)	16,566	16,520
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.49448%, 12/20/2060(a)	118,895	118,617
Series 2011-100, Class MY,
4.000%, 07/20/2041	22,909	22,238
Series 2011-141, Class GH,
3.000%, 10/16/2041	56,490	43,446
Series 2011-150, Class DW,
3.000%, 07/16/2041	136,884	120,733
Series 2011-71, Class ZC,
5.500%, 07/16/2034	46,191	46,749
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.61448%, 04/20/2061(a)	16,482	16,468
Series 2012-108, Class PB,
2.750%, 09/16/2042	38,000	29,428
Series 2012-108, Class CB,
2.500%, 09/20/2042	17,000	13,712
Series 2012-116, Class BY,
3.000%, 09/16/2042	10,000	8,114
Series 2012-124, Class LD,
2.000%, 10/20/2042	136,320	103,877
Series 2012-32, Class PE,
3.500%, 03/16/2042	144,000	131,086
Series 2012-40, Class PW,
4.000%, 01/20/2042	109,569	106,800
Series 2012-61, Class MY,
3.000%, 05/16/2042	25,000	21,039

Security Description	Principal Amount	Value (Note 2)
Series 2012-65, Class LM,
3.000%, 05/20/2042	$122,452	$112,520
Series 2012-77, Class MU,
2.500%, 06/20/2042	156,704	133,088
Series 2012-84, Class QH,
2.500%, 07/16/2042	123,617	109,927
Series 2012-97, Class BP,
2.500%, 08/20/2042	146,000	113,558
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.694%, 07/20/2062(a)	25,056	25,062
Series 2012-H20, Class PT,
5.121%, 07/20/2062(a)	156,021	155,538
Series 2012-H30, Class GA,
1M CME TERM SOFR + 0.46448%, 12/20/2062(a)	104,924	104,714
Series 2013-117, Class ED,
4.000%, 08/20/2043	41,000	38,189
Series 2013-149, Class BP,
3.500%, 10/20/2043	24,000	20,701
Series 2013-150, Class PY,
3.500%, 10/16/2043	120,000	110,994
Series 2013-152, Class HL,
4.000%, 06/20/2043	100,000	92,104
Series 2013-22, Class GB,
2.500%, 08/20/2042	78,152	70,111
Series 2013-41, Class MY,
3.000%, 03/20/2043	18,470	16,626
Series 2013-44, Class CE,
2.500%, 03/16/2043	215,730	169,347
Series 2013-58, Class C,
2.500%, 04/20/2043	161,384	135,065
Series 2013-9, Class KY,
3.000%, 01/20/2043	25,000	22,078
Series 2013-H06, Class KB,
4.700%, 01/20/2063(a)	170,885	170,170
Series 2014-129, Class KJ,
3.000%, 07/16/2039	100,000	85,759
Series 2014-21, Class PB,
4.000%, 02/16/2044	22,000	19,721
Series 2014-32, Class DA,
3.500%, 02/20/2044	163,826	140,976
Series 2014-H25, Class FB,
1M CME TERM SOFR + 0.594%, 12/20/2064(a)	111,808	111,748
Series 2015-27, Class GA,
2.731%, 12/20/2044(a)	96,621	98,582
Series 2015-31, Class B,
3.000%, 02/20/2045	200,000	178,372
Security Description	Principal Amount	Value (Note 2)
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.814%, 10/20/2065(a)	$609	$609
Series 2016-163, Class B,
3.000%, 10/20/2046	40,000	30,258
Series 2016-46, Class Z,
3.000%, 04/20/2046	32,575	21,985
Series 2016-66, Class AB,
6.429%, 08/20/2034(a)	696,953	726,373
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.83448%, 02/20/2066(a)	20,127	20,158
Series 2017-107, Class T,
3.000%, 01/20/2047	103,214	102,245
Series 2017-11, Class PZ,
4.000%, 01/20/2047	276,197	219,510
Series 2017-134, Class CG,
2.500%, 09/20/2047	160,000	135,494
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.58448%, 06/20/2067(a)	22,885	22,864
Series 2018-115, Class CA,
3.500%, 08/20/2048	107,936	101,257
Series 2018-14, Class P,
2.250%, 08/20/2046	633,090	561,105
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	5,430	5,416
Series 2019-108, Class NJ,
3.500%, 08/20/2049	122,091	109,343
Series 2019-119, Class JE,
3.000%, 09/20/2049	67,981	60,305
Series 2019-145, Class PA,
3.500%, 08/20/2049	203,709	193,626
Series 2019-153, Class JZ,
3.000%, 12/20/2049	213,039	188,119
Series 2019-158, Class LA,
3.500%, 04/20/2049	294,300	283,799
Series 2019-20, Class AB,
3.250%, 02/20/2049	205,183	192,555
Series 2019-85, Class KG,
3.000%, 06/20/2043	123,726	119,199
Series 2020-116, Class CA,
1.000%, 08/20/2050	330,943	151,420
Series 2020-122, Class MA,
1.000%, 08/20/2050	253,959	116,542
Series 2020-149, Class WB,
1.000%, 10/20/2050	54,095	23,156
Series 2020-15, Class JH,
2.500%, 02/20/2050	248,864	211,359

Security Description	Principal Amount	Value (Note 2)
Series 2020-160, Class KU,
1.500%, 10/20/2050	$249,998	$129,168
Series 2020-183, Class BK,
1.250%, 12/20/2050	231,648	113,709
Series 2020-67, Class UA,
2.000%, 05/20/2050	126,605	84,363
Series 2020-98, Class CE,
3.000%, 07/20/2050	11,286	10,040
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.61448%, 06/20/2069(a)	42,907	42,834
Series 2020-H13, Class FC,
1M CME TERM SOFR + 0.56448%, 07/20/2070(a)	340,105	335,782
Series 2020-H20, Class FA,
1M CME TERM SOFR + 0.464%, 04/20/2070(a)	164,283	161,838
Series 2021-225, Class EU,
2.000%, 12/20/2051	50,288	30,616
Series 2021-7, Class TU,
1.000%, 01/16/2051	190,000	99,396
Series 2021-76, Class ND,
1.250%, 08/20/2050	2,373	1,842
Series 2021-97, Class JT,
2.000%, 06/20/2051	108,852	57,618
Series 2021-H08, Class AF,
30D US SOFR + 0.30%, 01/20/2068(a)	833,327	827,574
Series 2021-H19, Class FM,
30D US SOFR + 0.82%, 12/20/2071(a)	185,760	185,220
Series 2022-24, Class BC,
4.000%, 02/20/2052	187,029	176,069
Series 2022-36, Class UP,
2.000%, 11/20/2051	100,000	62,171
Series 2023-113, Class JD,
6.000%, 08/20/2053	175,000	181,598
Series 2023-173, Class DX,
6.000%, 11/20/2053	780,000	807,052
Series 2023-19, Class GZ,
5.000%, 02/20/2053	575,065	527,985
Series 2023-19, Class WB,
5.658%, 11/20/2051(a)	106,141	108,918
Series 2023-81, Class AL,
4.500%, 08/20/2040	275,000	269,114
Series 2024-20, Class PL,
7.500%, 02/20/2054	237,000	274,417
Series 2024-22, Class EL,
3.000%, 02/20/2054	120,000	93,187
Series 2024-57, Class JL,
1.000%, 05/20/2051	105,000	53,904
Security Description	Principal Amount	Value (Note 2)
Series 2024-77, Class PA,
7.500%, 11/20/2052	$408,704	$427,923
Series 2024-97, Class PA,
7.500%, 02/20/2054	970,153	1,018,228
		14,963,481

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $55,019,655)		56,109,085

Security Description	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.53%)

Fannie Mae-Aces
Series 2016-M11, Class AL,
2.944%, 07/25/2039	111,529	100,770
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	200,000	188,207
Series 2020-M10, Class X2,
1.717%, 12/25/2030(a)(b)	5,462,760	328,228
Series 2020-M15, Class X1,
1.434%, 09/25/2031(a)(b)	4,359,006	287,284
Series 2021-M21, Class X,
0.749%, 03/25/2028(a)(b)	58,476,331	760,561
		1,665,050
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,400,000	1,067,987

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-KW03, Class X1,
0.772%, 06/25/2027(a)(b)	35,342,644	488,902
Series 2017-Q006, Class A2,
3.654%, 04/25/2028(a)	1,995,336	1,911,998
Series 2018-Q007, Class APT2,
7.401%, 10/27/2047(a)	823,210	821,645
Series 2019-Q010, Class APT3,
3.111%, 02/25/2027(a)	901,349	886,980
Series 2020-KG04, Class X1,
0.846%, 11/25/2030(a)(b)	4,940,302	188,838
Series 2020-Q014, Class X,
2.777%, 10/25/2055(a)(b)	4,373,047	657,366

Security Description	Principal Amount	Value (Note 2)
Series 2023-KJ45, Class A2,
4.660%, 01/25/2031	$600,000	$604,920
		5,560,649

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,190,907)		8,293,686

Security Description	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (13.23%)

Fannie Mae Pool
Series 2004-,
6.000%, 08/01/2034	27,096	28,212
Series 2006-,
5.500%, 01/01/2037	192,706	195,308
Series 2007-,
5.500%, 08/01/2037	368,799	371,570
Series 2007-943003,
5.500%, 08/01/2047	30,885	30,912
Series 2008-,
6.340%, 08/01/2038	1,220,714	1,217,256
Series 2009-,
5.000%, 12/01/2039	359,056	356,929
5.450%, 11/01/2037	147,607	146,931
5.500%, 02/01/2037	302,787	306,556
Series 2010-,
6.500%, 08/01/2028	503,045	505,944
Series 2012-AM1671,
2.100%, 12/01/2027	12,890	12,503
Series 2013-,
2.500%, 03/01/2033	382,913	358,558
3.000%, 01/01/2043	383,015	347,950
Series 2015-,
2.830%, 04/01/2030	220,556	204,452
3.410%, 01/01/2032	142,775	134,561
3.500%, 06/01/2030	179,548	175,328
3.600%, 02/01/2040	587,081	551,071
5.547%, 03/01/2038	558,998	575,202
Series 2015-AM8674,
2.810%, 04/01/2025	77,390	77,053
Series 2016-,
3.100%, 03/01/2033	188,268	172,079
4.500%, 01/01/2039	203,255	202,357
Series 2017-,
2.000%, 07/01/2032	189,224	176,630
2.500%, 01/01/2047	168,936	144,861
3.000%, 10/01/2027	1,342,541	1,302,661
3.210%, 11/01/2032	60,000	54,632
3.260%, 08/01/2029	144,449	138,448
3.630%, 01/01/2037	680,585	623,578
5.902%, 05/01/2048	744,426	767,441
7.000%, 02/01/2030	439,691	451,282
Security Description	Principal Amount	Value (Note 2)
Series 2017-AN6670,
3.210%, 09/01/2027	$27,822	$26,963
Series 2017-AN7060,
2.930%, 10/01/2027	70,000	67,441
Series 2018-,
3.000%, 01/01/2048	279,904	251,854
3.485%, 04/01/2028	750,000	733,711
3.545%, 04/01/2028	486,822	477,215
4.000%, 11/01/2040	441,577	430,116
4.220%, 11/01/2028	217,313	216,675
4.500%, 07/01/2040	104,530	103,017
4.500%, 09/01/2040	130,543	127,304
4.500%, 02/01/2041	494,682	487,524
5.500%, 12/01/2048	84,519	86,341
Series 2018-387770,
3.625%, 07/01/2028	115,000	112,859
Series 2018-387983,
3.630%, 08/01/2028	200,374	194,337
Series 2018-AN8272,
3.170%, 02/01/2028	200,000	194,182
Series 2019-,
3.340%, 05/01/2031	233,950	221,536
3.490%, 03/01/2029	11,000	10,662
3.800%, 01/01/2029	103,565	101,342
4.000%, 08/01/2048	126,668	121,494
Series 2020-,
2.010%, 04/01/2030	188,541	168,690
Series 2021-,
1.270%, 12/01/2029	186,096	161,019
2.000%, 09/01/2051	1,046,043	851,037
2.500%, 09/01/2051	1,312,162	1,084,867
6.000%, 01/01/2039	248,835	253,284
Series 2022-,
3.010%, 04/01/2032	105,000	96,308
3.680%, 04/01/2032	310,000	290,593
3.890%, 07/01/2032	200,000	192,143
Series 2023-,
3.500%, 04/01/2044	337,216	316,012
4.070%, 07/01/2033	120,000	116,316
4.490%, 06/01/2028	40,000	40,142
4.520%, 07/01/2033	220,000	220,271
4.610%, 11/01/2030	177,612	179,364
4.670%, 07/01/2030	185,000	186,823
4.775%, 03/01/2035	350,000	353,250
4.790%, 03/01/2028	200,000	202,338
4.920%, 08/01/2028	200,000	201,918
4.980%, 08/01/2028	198,912	200,589
5.090%, 01/01/2029	274,000	280,753
5.130%, 10/01/2028	40,000	40,964
5.320%, 02/01/2033	250,000	260,039
5.350%, 07/01/2033	1,256,000	1,278,925
5.470%, 11/01/2033	1,970,349	2,048,748
5.555%, 01/01/2030	1,000,000	1,029,440
6.000%, 10/01/2028	3,295,000	3,470,595
6.220%, 06/01/2032	2,100,000	2,213,232

Security Description	Principal Amount	Value (Note 2)
6.500%, 07/01/2053	$4,557,491	$4,729,137
6.500%, 08/01/2053	1,532,252	1,582,491
6.500%, 10/01/2053	129,324	133,708
7.000%, 04/01/2053	789,359	816,691
7.500%, 01/01/2054	3,308,972	3,628,535
Series 2024-,
5.340%, 07/01/2029	4,500,000	4,615,717
5.790%, 01/01/2029	750,000	773,412
5.810%, 06/01/2031	937,000	976,039
5.810%, 03/01/2034	1,574,000	1,669,012
6.000%, 06/01/2054	1,359,715	1,392,500
6.000%, 07/01/2054	1,720,645	1,751,793
6.470%, 01/01/2034	1,170,000	1,212,818
6.500%, 01/01/2054	510,609	527,993
7.000%, 02/01/2054	3,814,503	4,046,841
7.000%, 05/01/2054	1,765,691	1,852,222
7.500%, 12/01/2053	973,666	1,034,098
7.500%, 01/01/2054	507,182	531,029
7.500%, 03/01/2054	273,976	286,497
		60,893,031
Freddie Mac Gold Pool
Series 2004-,
5.500%, 07/01/2034	71,981	72,412
Series 2005-,
5.500%, 11/01/2035	99,696	102,089
Series 2006-,
6.500%, 12/01/2034	210,701	215,116
Series 2013-,
3.000%, 04/01/2043	1,344,066	1,201,752
Series 2015-,
4.500%, 06/01/2034	481,264	481,746
Series 2024-,
2.500%, 02/01/2047	2,271,076	1,950,540
		4,023,655
Freddie Mac Non Gold Pool
Series 2016-,
5Y US TI + 1.24%, 06/01/2045(a)	419,703	408,976

Freddie Mac Pool
Series 2018-,
3.000%, 06/01/2043	403,131	364,110
3.500%, 03/01/2043	320,599	299,369
4.500%, 01/01/2036	16,911	16,456
5.500%, 07/01/2033	108,374	108,849
Series 2019-,
3.000%, 10/01/2049	234,953	202,044
Series 2020-,
2.000%, 06/01/2050	666,237	519,394
Series 2021-,
1.000%, 11/01/2036	148,643	128,051
1.500%, 10/01/2036	4,119,907	3,593,166
Security Description	Principal Amount	Value (Note 2)
Series 2022-,
3.000%, 12/01/2051	$324,618	$279,147
6.000%, 06/01/2052	259,257	265,963
Series 2023-,
4.350%, 01/01/2033	1,000,000	988,545
4.450%, 04/01/2030	1,000,000	994,232
5.100%, 06/01/2028	1,150,000	1,165,719
6.500%, 11/01/2053	118,419	122,438
7.000%, 12/01/2053	429,573	453,671
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,051,288
6.500%, 01/01/2054	2,870,888	2,980,384
7.000%, 08/01/2054	2,316,069	2,392,021
		19,924,847
Ginnie Mae I Pool
Series 2011-,
4.500%, 03/15/2041	607,462	599,223
Series 2013-,
3.500%, 02/15/2043	567,459	531,972
3.500%, 06/15/2043	122,019	114,834
Series 2015-,
3.000%, 07/15/2045	670,296	602,250
		1,848,279
Ginnie Mae II Pool
Series 2011-,
4.000%, 10/20/2041	405,508	384,849
Series 2012-,
3.150%, 12/20/2042	267,746	240,809
3.500%, 04/20/2042	128,944	119,103
3.500%, 05/20/2042	136,479	125,601
3.500%, 11/20/2042	169,113	156,135
4.500%, 03/20/2042	1,001,220	1,008,536
Series 2013-,
3.000%, 01/20/2043	664,723	594,392
3.000%, 03/20/2043	439,049	402,869
Series 2015-,
4.700%, 02/20/2065(a)	165,344	164,060
Series 2016-,
3.000%, 07/20/2046	390,031	347,454
3.750%, 09/20/2046	117,117	109,899
3.750%, 10/20/2046	128,830	120,970
Series 2017-,
3.000%, 11/20/2047	1,074,424	956,969
3.750%, 07/20/2047	2,565,700	2,347,113
4.000%, 09/20/2047	366,181	344,560
Series 2018-,
4.500%, 02/20/2048	704,611	684,486
4.500%, 05/20/2048	859,595	829,363
4.500%, 09/20/2048	47,819	46,803
Series 2019-,
4.500%, 11/20/2049	865,463	837,104
5.000%, 07/20/2049	678,777	673,690
6.000%, 05/20/2049	109,640	113,307

Security Description	Principal Amount	Value (Note 2)
Series 2020-,
3.000%, 03/20/2050	$299,675	$262,518
3.500%, 12/20/2049	871,099	781,919
6.500%, 05/20/2039	217,240	227,123
Series 2021-,
2.000%, 03/20/2051	624,314	505,561
2.000%, 09/20/2051	2,853,863	2,310,972
2.500%, 09/20/2036	491,611	443,957
2.500%, 02/20/2051	2,854,974	2,403,010
2.500%, 12/20/2051	407,484	345,493
3.000%, 08/20/2051	30,472	27,487
3.500%, 02/20/2051	516,937	478,309
6.500%, 11/20/2036	172,053	178,499
6.500%, 09/20/2051	297,760	311,309
Series 2022-,
3.000%, 12/20/2044	8,651	7,682
3.500%, 01/20/2052	109,206	98,279
3.500%, 03/20/2052	1,973,788	1,774,887
4.000%, 12/20/2051	322,640	299,040
5.000%, 11/20/2052	268,399	265,683
5.500%, 07/20/2035	193,400	198,830
6.000%, 12/20/2037	106,605	110,626
7.000%, 11/20/2052	268,675	279,612
Series 2023-,
5.500%, 08/20/2053	136,350	137,214
6.000%, 09/20/2053	2,120,605	2,182,196
6.500%, 09/20/2053	847,976	877,936
6.500%, 10/20/2053	42,627	44,115
6.500%, 11/20/2053	2,071,729	2,136,234
7.000%, 11/20/2053	61,806	63,141
7.500%, 10/20/2063	225,820	232,180
8.000%, 12/20/2063	1,402,932	1,466,255
Series 2024-,
3.000%, 10/20/2050	4,562,512	4,020,418
6.000%, 01/20/2054	348,513	359,002
6.000%, 02/20/2054	4,252,992	4,377,937
6.000%, 06/20/2054	1,724,741	1,771,145
6.000%, 11/20/2064	18,256,375	18,524,756
6.500%, 01/20/2054	5,310,208	5,483,501
6.500%, 08/20/2054	5,490,398	5,602,320
6.500%, 03/20/2064	110,573	112,249
6.500%, 04/20/2064	1,229,220	1,253,847
6.500%, 05/20/2064	4,146,382	4,229,449
6.500%, 09/20/2064	1,769,295	1,802,127
6.500%, 10/20/2064	4,374,312	4,461,949
6.500%, 12/20/2064	2,452,607	2,501,745
7.000%, 04/20/2054	2,190,928	2,252,485
7.000%, 12/20/2063	414,172	423,132
8.000%, 12/20/2053	664,116	688,013
8.000%, 08/20/2054	5,737,306	6,049,838
8.000%, 09/20/2054	1,703,277	1,767,349
8.000%, 10/20/2059	122,921	127,278
8.000%, 12/20/2063	2,448,050	2,536,268
Series 2025-,
6.500%, 10/20/2064	815,045	831,374
6.500%, 12/20/2064	1,266,345	1,291,715
Security Description	Principal Amount	Value (Note 2)
6.500%, 01/20/2065	$18,683,318	$19,057,630
		118,583,666

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $203,895,405)		205,682,454

Security Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (33.02%)

Aerospace & Defense (3.37%)
Boeing Co.
2.20%, 02/04/2026	4,950,000	4,831,222
6.53%, 05/01/2034	7,104,000	7,613,076
7.01%, 05/01/2064	10,141,000	11,246,021
Howmet Aerospace, Inc.
3.00%, 01/15/2029	3,562,000	3,356,190
L3Harris Technologies, Inc.
5.35%, 06/01/2034	10,406,000	10,579,844
RTX Corp.
6.10%, 03/15/2034	13,708,000	14,735,079
Total Aerospace & Defense		52,361,432

Airlines (0.97%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	3,213,610	3,215,769
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(d)	7,093,000	7,002,958
5.31%, 10/20/2031(d)	3,400,000	3,380,178
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	363,185	353,100
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,150,779	1,172,269
Total Airlines		15,124,274

Automobiles Manufacturing (0.94%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	2,870,000	2,833,059
6.80%, 05/12/2028	4,700,000	4,855,453
General Motors Financial Co., Inc.
SOFRINDX + 1.30%, 04/07/2025(a)(e)	3,510,000	3,513,000
Hyundai Capital America
5.45%, 06/24/2026(d)	2,442,000	2,467,675
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(d)	1,000,000	997,945
Total Automobiles Manufacturing		14,667,132

Banks (2.36%)
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	3,500,000	3,579,439

Security Description	Principal Amount	Value (Note 2)
Cooperatieve Rabobank UA
3.75%, 07/21/2026	$2,250,000	$2,219,096
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(d)	3,088,000	3,139,462
1Y US TI + 1.35%, 09/11/2026(a)(d)	2,825,000	2,781,989
1Y US TI + 1.40%, 03/01/2030(a)(d)	1,870,000	1,926,857
Discover Bank
5Y US TI + 1.73%, 08/09/2028(a)	1,394,000	1,418,536
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	1,393,000	1,403,062
Regions Financial Corp.
1D US SOFR + 2.06%, 09/06/2035(a)	3,770,000	3,762,194
Synovus Financial Corp.
1D US SOFR + 2.347%, 11/01/2030(a)	4,854,000	4,956,775
Truist Bank
3.30%, 05/15/2026	1,950,000	1,922,050
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	3,300,000	3,428,166
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	6,300,000	6,376,277
Total Banks		36,913,903

Biotechnology (1.41%)
Amgen, Inc.
5.25%, 03/02/2033	6,950,000	7,059,554
5.51%, 03/02/2026	2,700,000	2,700,392
5.75%, 03/02/2063	6,800,000	6,815,010
Royalty Pharma PLC
5.40%, 09/02/2034	5,375,000	5,373,660
Total Biotechnology		21,948,616

Cable & Satellite (0.55%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(d)	2,750,000	2,379,388
Cox Communications, Inc.
5.45%, 09/01/2034(d)	2,502,000	2,463,166
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	3,806,000	3,756,579
Total Cable & Satellite		8,599,133

Casinos & Gaming (0.35%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(d)	2,263,000	2,286,148
Station Casinos LLC
4.50%, 02/15/2028(d)	3,154,000	3,049,208
Security Description	Principal Amount	Value (Note 2)
Total Casinos & Gaming		5,335,356

Commercial Finance (0.37%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$5,791,000	$5,817,977

Consumer Finance (0.77%)
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	1,338,000	1,349,282
SOFRINDX + 1.32%, 01/30/2036(a)(e)	2,345,000	2,389,545
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	2,800,000	2,930,798
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	1,544,000	1,787,786
Fiserv, Inc.
5.60%, 03/02/2033	2,000,000	2,065,617
Synchrony Financial
3.70%, 08/04/2026	1,500,000	1,476,385
Total Consumer Finance		11,999,413

Diversified Banks (1.23%)
Bank of America Corp.
1D US SOFR + 1.31%, 01/24/2036(a)	2,000,000	2,044,428
1D US SOFR + 1.697%, 02/12/2036(a)	2,454,000	2,471,309
1D US SOFR + 1.91%, 04/25/2034(a)	3,617,000	3,647,475
Barclays PLC
1D US SOFR + 1.59%, 02/25/2036(a)	1,535,000	1,560,044
Citigroup, Inc.
1D US SOFR + 1.83%, 01/24/2036(a)	2,115,000	2,155,145
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	1,934,000	1,970,648
1D US SOFR + 1.62%, 01/23/2035(a)	5,176,000	5,252,247
Total Diversified Banks		19,101,296

Entertainment Content (1.45%)
Paramount Global
4.20%, 05/19/2032	12,675,000	11,454,881
4.95%, 05/19/2050	4,800,000	3,797,247
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	3,835,000	3,446,339
5.14%, 03/15/2052	4,750,000	3,669,229
Total Entertainment Content		22,367,696

Security Description	Principal Amount	Value (Note 2)
Entertainment Resources (0.12%)
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co.
6.63%, 05/01/2032(d)	$1,838,000	$1,884,152

Exploration & Production (1.58%)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	3,000,000	2,997,953
7.25%, 02/15/2035(d)	6,047,000	5,949,581
Occidental Petroleum Corp.
7.88%, 09/15/2031	11,775,000	13,290,949
Permian Resources Operating LLC
9.88%, 07/15/2031(d)	277,000	305,319
Range Resources Corp.
4.88%, 05/15/2025	1,952,000	1,948,627
Total Exploration & Production		24,492,429

Financial Services (3.25%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	2,848,000	3,047,332
SOFRINDX + 1.05%, 03/03/2027(a)(e)	3,718,000	3,758,248
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	1,595,000	1,658,895
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	1,544,000	1,551,088
7.13%, 04/30/2031(d)	8,550,000	8,876,295
LPL Holdings, Inc.
5.65%, 03/15/2035	3,925,000	3,943,224
Morgan Stanley
1D US SOFR + 1.418%, 01/18/2036(a)	1,510,000	1,548,202
1D US SOFR + 2.05%, 11/01/2034(a)	4,093,000	4,490,513
5Y US TI + 2.43%, 01/19/2038(a)	3,761,000	3,850,482
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	14,230,000	15,353,104
1Y US TI + 1.80%, 09/22/2029(a)(d)	2,250,000	2,357,692
Total Financial Services		50,435,075

Food & Beverage (1.51%)
Flowers Foods, Inc.
5.75%, 03/15/2035	4,489,000	4,602,262
6.20%, 03/15/2055	3,064,000	3,156,419
General Mills, Inc.
5.25%, 01/30/2035	3,150,000	3,174,032
Security Description	Principal Amount	Value (Note 2)
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
6.38%, 02/25/2055(d)	$1,500,000	$1,564,070
Pilgrim's Pride Corp.
6.25%, 07/01/2033	4,600,000	4,804,422
6.88%, 05/15/2034	5,692,000	6,190,579
Total Food & Beverage		23,491,784

Health Care Facilities & Services (1.26%)
CVS Health Corp.
5Y US TI + 2.886%, 03/10/2055(a)	3,700,000	3,742,675
HCA, Inc.
2.38%, 07/15/2031	5,600,000	4,776,420
5.45%, 09/15/2034	4,000,000	3,987,915
5.50%, 06/01/2033	3,200,000	3,230,850
5.75%, 03/01/2035	3,700,000	3,768,070
Total Health Care Facilities & Services		19,505,930

Manufactured Goods (0.12%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	1,810,000	1,893,369

Medical Equipment & Devices Manufacturing (1.57%)
Alcon Finance Corp.
5.38%, 12/06/2032(d)	6,900,000	7,061,216
Solventum Corp.
5.45%, 03/13/2031	3,850,000	3,945,835
5.60%, 03/23/2034	5,650,000	5,785,519
5.90%, 04/30/2054	3,355,000	3,413,408
Stryker Corp.
5.20%, 02/10/2035	4,050,000	4,112,549
Total Medical Equipment & Devices Manufacturing		24,318,527

Metals & Mining (0.25%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	3,900,000	3,898,406

Oil & Gas Services & Equipment (0.20%)
Transocean Poseidon, Ltd.
6.88%, 02/01/2027(d)	3,174,675	3,170,931

Pharmaceuticals (0.56%)
AbbVie, Inc.
5.05%, 03/15/2034	2,623,000	2,651,865
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	3,250,000	3,314,074
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	2,850,000	2,823,934
Total Pharmaceuticals		8,789,873

Security Description	Principal Amount	Value (Note 2)
Pipeline (2.72%)
Buckeye Partners LP
4.50%, 03/01/2028(d)	$4,010,000	$3,895,139
6.88%, 07/01/2029(d)	4,500,000	4,618,382
Energy Transfer LP
7.38%, 02/1/2031(d)	5,349,000	5,640,965
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	6,300,000	5,516,113
4.32%, 12/30/2039(d)	4,250,000	3,361,668
Gray Oak Pipeline LLC
2.60%, 10/15/2025(d)	4,498,000	4,431,317
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,800,000	5,835,110
6.88%, 01/15/2029	4,060,000	4,157,611
Venture Global LNG, Inc.
8.13%, 06/01/2028(d)	4,496,000	4,686,212
Total Pipeline		42,142,517

Power Generation (0.48%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(d)	3,200,000	3,202,490
5.50%, 09/01/2026(d)	4,350,000	4,351,838
Total Power Generation		7,554,328

Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	3,650,000	3,460,885
5.63%, 07/15/2027(d)	2,225,000	2,202,347
Total Publishing & Broadcasting		5,663,232

Real Estate (1.15%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	3,700,000	3,299,286
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	5,028,000	5,081,216
Iron Mountain, Inc.
5.25%, 03/15/2028(d)	603,000	595,532
VICI Properties LP
5.13%, 05/15/2032	5,389,000	5,313,298
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	3,500,000	3,498,649
Total Real Estate		17,787,981

Refining & Marketing (0.25%)
HF Sinclair Corp.
4.50%, 10/01/2030	3,074,000	2,953,866
5.00%, 02/01/2028	1,000,000	1,000,287
Total Refining & Marketing		3,954,153
Security Description	Principal Amount	Value (Note 2)
Semiconductors (0.52%)
Foundry JV Holdco LLC
6.30%, 01/25/2039(d)	$7,500,000	$7,968,844

Software & Services (0.84%)
Leidos, Inc.
5.40%, 03/15/2032	4,981,000	5,045,238
5.50%, 03/15/2035	1,533,000	1,545,508
VMware LLC
2.20%, 08/15/2031	2,050,000	1,746,139
4.70%, 05/15/2030	4,860,000	4,820,915
Total Software & Services		13,157,800

Supermarkets & Pharmacies (1.43%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	7,100,000	7,240,026
Kroger Co.
5.00%, 09/15/2034	15,224,000	15,021,330
Total Supermarkets & Pharmacies		22,261,356

Travel & Lodging (0.30%)
Carnival Corp.
4.00%, 08/01/2028(d)	1,411,000	1,356,782
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	3,221,000	3,288,050
Total Travel & Lodging		4,644,832

Utilities (0.51%)
American Water Capital Corp.
5.15%, 03/01/2034	3,487,000	3,512,731
5.25%, 03/01/2035	2,220,000	2,244,979
CMS Energy Corp.
5Y US TI + 1.961%, 06/01/2055(a)	2,150,000	2,134,961
Total Utilities		7,892,671

Waste & Environment Services & Equipment (0.27%)
GFL Environmental, Inc.
5.13%, 12/15/2026(d)	4,157,000	4,157,660

TOTAL CORPORATE BONDS
(Cost $507,354,436)		513,302,078

Security Description	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (43.87%)

U.S. Treasury Bonds (43.87%)
U.S. - United States Treasury Notes
4.50%, 05/15/2027	27,148,000	27,442,810
United States Treasury Bond
3.88%, 08/15/2034	44,274,000	43,191,363
4.25%, 08/15/2054	30,456,000	29,275,830

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds
4.13%, 08/15/2044	$78,798,000	$74,550,294
4.25%, 11/15/2034	69,359,000	69,640,771
4.50%, 11/15/2054	38,785,000	38,900,143
4.63%, 11/15/2044	10,606,000	10,725,318
4.63%, 02/15/2055	23,396,000	23,980,900
United States Treasury Inflation Indexed Bonds
1.63%, 10/15/2029	15,088,129	15,253,449
2.13%, 01/15/2035	33,036,652	33,943,947
2.13%, 02/15/2054	23,932,557	23,548,127
United States Treasury Notes
3.50%, 09/30/2029	61,844,000	60,540,686
4.13%, 01/31/2027	28,131,000	28,194,734
4.13%, 10/31/2029	86,476,000	86,896,556
4.13%, 11/30/2029	45,298,000	45,539,530
4.25%, 11/30/2026	7,063,000	7,090,866
4.25%, 01/31/2030	49,840,000	50,369,550
4.63%, 02/15/2035	12,186,000	12,607,750
Total U.S. Treasury Bonds		681,692,624

TOTAL GOVERNMENT BONDS
(Cost $671,215,146)		681,692,624

	Shares	Value (Note 2)
PREFERRED STOCK (2.48%)

Energy (0.15%)
Pipeline (0.15%)
Energy Transfer LP, Series B, 4.16%(a)(f)	1,106,000	$1,104,122
Energy Transfer LP, Series F, 5Y US TI + 5.134%(a)(f)	1,250,000	1,252,553

Total Energy		2,356,675

Financials (1.49%)
Banks (0.37%)
Bank of Hawaii., 8.000%(f)	60,102	1,552,435
Wells Fargo & Co., Series U, 5.875%(a)(f)	4,067,000	4,072,586
		5,625,021

Consumer Finance (0.20%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(f)	1,500,000	1,365,375
American Express Co., 5Y US TI + 2.854%(a)(f)	1,817,000	1,765,237
		3,130,612

Diversified Banks (0.20%)
HSBC Holdings PLC, 5Y US TI + 3.298%(a)(f)	1,589,000	1,601,359
	Shares	Value (Note 2)
HSBC Holdings PLC, 5Y US TI + 3.191%(a)(f)	1,589,000	$1,607,472

Financial Services (0.52%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(f)	5,619,000	5,634,716
Goldman Sachs Group, Inc., Series Y, 10Y US TI + 2.40%(a)(f)	670,000	664,984
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(f)	1,659,000	1,742,585
		8,042,285

Life Insurance (0.20%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(f)	21,475	566,296
Prudential Financial, Inc., 3M CME TERM SOFR + 3.031%(a)	2,495,000	2,488,575
		3,054,871

Total Financials		23,061,620

Government (0.42%)
Government Agencies (0.42%)
CoBank ACB, 5Y US TI + 2.818%(a)(f)	2,545,000	2,607,179
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(d)(f)	2,910,000	2,892,037
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	1,008,000	1,058,200
		6,557,416

Total Government		6,557,416

Utilities (0.42%)
Utilities (0.42%)
Entergy Corp., 5Y US TI + 2.67%(a)	1,758,000	1,800,438
National Rural Utilities Cooperative Finance Corp., 3M CME TERM SOFR + 3.172%(a)	1,796,000	1,798,096
National Rural Utilities Cooperative Finance Corp., 5Y US TI + 3.533%(a)	300,000	312,767
Sempra, 5Y US TI + 2.868%(a)	2,763,000	2,617,233

Total Utilities		6,528,534

TOTAL PREFERRED STOCK
(Cost $38,039,597)		38,504,245

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.76%)

Money Market Fund (0.76%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	4.28%	11,846,872	$11,846,872

TOTAL SHORT TERM INVESTMENTS
(Cost $11,846,872)			11,846,872

TOTAL INVESTMENTS (98.89%)
(Cost $1,517,198,899)			$1,537,051,515

Other Assets In Excess Of Liabilities (1.11%)			17,287,387

NET ASSETS (100.00%)			$1,554,338,902

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
3M US SOFR - 3 Month SOFR as of February 28, 2025 was 4.32%
1M CME TERM SOFR - 1 Month CME TERM SOFR as of February 28, 2025 was 4.32%
3M CME TERM SOFR - 3 Month CME TERM SOFR as of February 28, 2025 was 4.32%
30D US SOFR - 30 Day SOFR as of February 28, 2025 was 4.35%
1D US SOFR - 1 Day SOFR as of February 28, 2025 was 4.39%
1M US SOFR - 1 Month SOFR as of February 28, 2025 was 4.32%
1Y US TI - 1 Year US TI as of February 28, 2025 was 4.08%
5Y US TI - 5 Year US TI as of February 28, 2025 was 4.03%
10Y US TI - 10 Year US TI as of February 28, 2025 was 4.24%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2025 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Interest only security.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, the aggregate market value of those securities was $179,841,426, representing 11.57% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.22%)
Communication Services (2.70%)
Alphabet, Inc., Class A	2,306	$392,666
Charter Communications, Inc., Class A(a)(b)	1,063	386,475
Electronic Arts, Inc.	2,475	319,572
Fox Corp.	9,818	530,859
Interpublic Group of Cos., Inc.	11,401	312,387
Meta Platforms, Inc., Class A	672	449,031
Netflix, Inc.(a)	525	514,794
New York Times Co., Class A	6,637	319,173
T-Mobile US, Inc.	1,771	477,621
Yelp, Inc.(a)	10,850	372,264
Total Communication Services		4,074,842

Consumer Discretionary (12.02%)
Abercrombie & Fitch Co., Class A(a)	2,711	279,206
Amazon.com, Inc.(a)	1,960	416,069
Booking Holdings, Inc.	92	461,473
Boot Barn Holdings, Inc.(a)	2,360	288,935
Build-A-Bear Workshop, Inc.(b)	11,795	482,651
Burlington Stores, Inc.(a)	1,309	326,373
Carnival Corp.(a)	20,094	480,849
Chewy, Inc., Class A(a)	11,083	412,953
Chipotle Mexican Grill, Inc.(a)	6,269	338,338
Churchill Downs, Inc.	2,581	305,848
Crocs, Inc.(a)	2,677	266,549
Darden Restaurants, Inc.	2,258	452,639
Deckers Outdoor Corp.(a)	2,314	322,479
Dick's Sporting Goods, Inc.	1,706	384,021
DR Horton, Inc.	1,856	235,359
Dream Finders Homes, Inc.(a)(b)	10,189	243,619
eBay, Inc.	5,638	365,004
Expedia, Inc.	2,632	521,031
alGrand Canyon Education, Inc.(a)	2,496	448,831
Green Brick Partners, Inc.(a)	4,526	270,338
H&R Block, Inc.	5,616	306,128
Harley-Davidson, Inc.(b)	9,312	239,877
Installed Building Products, Inc.	1,606	275,268
Laureate Education, Inc.	21,709	432,877
Lennar Corp., Class B(b)	2,115	244,705
Light & Wonder, Inc.(a)	3,289	366,658
M/I Homes, Inc.(a)	2,176	254,875
Modine Manufacturing Co.(a)	3,185	269,324
Monarch Casino & Resort, Inc.	4,808	440,317
Nordstrom, Inc.	15,843	384,826
NVR, Inc.(a)	39	282,578
PulteGroup, Inc.	2,563	264,707
Ralph Lauren Corp.	1,982	537,399
Ross Stores, Inc.	2,367	332,137
Royal Caribbean Cruises, Ltd.	2,122	522,224
Signet Jewelers, Ltd.(b)	3,953	206,821
Security Description	Shares	Value
Consumer Discretionary (continued)
Skechers U.S.A., Inc., Class A(a)	5,314	$324,101
Smith Douglas Homes Corp.(a)(b)	9,871	208,969
Steven Madden, Ltd.	7,895	258,877
Stride, Inc.(a)(b)	4,379	599,047
Target Hospitality Corp.(a)(b)	35,582	199,615
Texas Roadhouse, Inc.	2,228	410,153
TJX Cos., Inc.	3,026	377,524
Toll Brothers, Inc.	2,392	267,043
Tractor Supply Co.	6,437	356,288
TRI Pointe Group, Inc.(a)	8,148	257,966
Universal Technical Institute, Inc.(a)	21,652	611,452
Williams-Sonoma, Inc.	2,470	480,613
Wingstop, Inc.	891	209,189
XPEL, Inc.(a)(b)	8,199	274,093
YETI Holdings, Inc.(a)	9,211	328,280
Total Consumer Discretionary		18,166,595

Consumer Staples (4.44%)
Casey's General Stores, Inc.	954	395,156
Church & Dwight Co., Inc.	3,431	381,527
Coca-Cola Consolidated, Inc.	282	399,628
Colgate-Palmolive Co.	3,415	311,346
Costco Wholesale Corp.	401	420,493
Hershey Co.	1,789	308,978
Ingredion, Inc.	2,687	350,949
Inter Parfums, Inc.	3,035	421,622
Kimberly-Clark Corp.	2,530	359,285
Mama's Creations, Inc.(a)(b)	45,602	278,856
National Beverage Corp.	8,148	324,535
PepsiCo, Inc.	2,049	314,460
Pilgrim's Pride Corp.	8,806	478,958
Sprouts Farmers Market, Inc.(a)	3,391	503,225
Sysco Corp.	4,706	355,491
Target Corp.	2,378	295,443
Vita Coco Co., Inc.(a)(b)	13,158	426,846
Vital Farms, Inc.(a)	11,538	382,023
Total Consumer Staples		6,708,821

Energy (8.10%)
Amplify Energy Corp.(a)	55,167	267,560
APA Corp.(b)	14,828	306,940
Ardmore Shipping Corp.(b)	19,996	181,164
Baker Hughes Co.	10,638	474,348
Cactus, Inc., Class A	6,174	324,382
Centrus Energy Corp.(a)(b)	9,059	821,923
ConocoPhillips	3,459	342,960
Core Natural Resources, Inc.(b)	6,717	498,737
Devon Energy Corp.	9,210	333,586
Diamondback Energy, Inc.	2,078	330,319
EOG Resources, Inc.	2,986	379,043
Exxon Mobil Corp.	3,234	360,041
Hess Corp.	2,784	414,649
International Seaways, Inc.(b)	7,161	238,676
Kosmos Energy, Ltd.(a)(b)	84,979	238,791
Magnolia Oil & Gas Corp., Class A(b)	14,969	350,424
Marathon Petroleum Corp.	2,259	339,257
Matador Resources Co.	7,189	376,272

Security Description	Shares	Value
Energy (continued)
Noble Corp. PLC	10,021	$259,544
Northern Oil and Gas, Inc.(b)	10,373	326,750
NOV, Inc.	22,019	328,523
Oceaneering International, Inc.(a)(b)	15,130	334,222
ONEOK, Inc.	3,846	386,100
Sabine Royalty Trust	5,972	390,629
SM Energy Co.	9,089	297,301
Targa Resources Corp.	2,393	482,716
TechnipFMC PLC	14,324	421,699
Texas Pacific Land Corp.(b)	436	622,586
Tidewater, Inc.(a)(b)	4,909	223,949
VAALCO Energy, Inc.(b)	62,657	250,628
Valaris Ltd.(a)(b)	6,529	233,085
Viper Energy, Inc.	8,374	389,977
Weatherford International PLC	3,906	241,820
Williams Cos., Inc.	7,967	463,520
Total Energy		12,232,121

Financials (22.77%)
1st Source Corp.	6,068	393,813
Aflac, Inc.	3,289	360,047
Allstate Corp.	1,873	373,008
Amalgamated Financial Corp.	11,386	369,476
American Express Co.	1,413	425,256
Ameriprise Financial, Inc.	810	435,213
Apollo Global Management, Inc.	3,078	459,453
Arch Capital Group, Ltd.	3,170	294,525
Assurant, Inc.	1,873	389,378
Axos Financial, Inc.(a)	5,595	373,746
Bancorp, Inc.(a)	6,994	390,405
Bank First Corp.	3,947	413,409
Bank OZK	8,618	413,750
Brown & Brown, Inc.	3,465	410,741
Byline Bancorp, Inc.	13,367	381,494
CBOE Holdings, Inc.	1,670	352,036
Cincinnati Financial Corp.	2,639	390,071
CME Group, Inc.	1,670	423,796
CNA Financial Corp.(b)	7,173	351,262
CNO Financial Group, Inc.	10,678	445,166
Corpay, Inc.(a)	1,175	431,284
Customers Bancorp, Inc.(a)	7,489	404,406
Donnelley Financial Solutions, Inc.(a)	5,211	258,309
East West Bancorp, Inc.	4,508	425,690
Everest Group, Ltd.	928	327,788
FactSet Research Systems, Inc.	782	361,081
Fidelis Insurance Holdings, Ltd.	20,143	296,304
Fifth Third Bancorp	8,552	371,755
First BanCorp	17,691	344,444
First Citizens BancShares, Inc., Class A	196	401,420
First Commonwealth Financial Corp.	20,875	343,185
First Mid Bancshares, Inc.	9,109	347,053
Fulton Financial Corp.	19,838	393,189
Globe Life, Inc.	3,386	431,478
Hamilton Insurance Group, Ltd.(a)	19,944	390,105
Security Description	Shares	Value
Financials (continued)
Hamilton Lane, Inc., Class A(b)	2,378	$371,729
HCI Group, Inc.(b)	3,542	466,340
Heritage Insurance Holdings, Inc.(a)	23,790	279,532
Independent Bank Corp.	10,678	362,838
Interactive Brokers Group, Inc.	2,802	572,729
International Bancshares Corp.	5,878	393,826
Jack Henry & Associates, Inc.	2,036	353,429
JPMorgan Chase & Co.	1,734	458,903
Kinsale Capital Group, Inc.	784	338,570
Lakeland Financial Corp.(b)	5,465	362,931
M&T Bank Corp.	2,065	395,902
Mastercard, Inc., Class A	713	410,909
Mercantile Bank Corp.	8,126	391,754
Merchants Bancorp	8,089	329,384
Metropolitan Bank Holding Corp.(a)	7,092	428,570
Moody's Corp.	746	375,939
Mr Cooper Group, Inc.(a)	3,796	426,556
NewtekOne, Inc.	31,685	411,588
Nicolet Bankshares, Inc.	3,695	442,920
Northern Trust Corp.	4,048	446,171
OFG Bancorp	8,188	347,908
Old Second Bancorp, Inc.	21,650	397,061
Orrstown Financial Services, Inc.	10,324	345,854
Palomar Holdings, Inc.(a)	3,795	488,265
Pathward Financial, Inc.	5,337	413,671
Paymentus Holdings, Inc.(a)	16,750	458,950
Payoneer Global, Inc.(a)	48,487	414,564
PayPal Holdings, Inc.(a)	5,094	361,929
Peoples Bancorp, Inc.	11,438	366,016
Preferred Bank(b)	4,484	397,955
Progressive Corp.	1,417	399,594
QCR Holdings, Inc.	4,834	364,145
Raymond James Financial, Inc.	3,036	469,578
Reinsurance Group of America, Inc.	1,632	330,790
RenaissanceRe Holdings, Ltd.(b)	1,367	324,827
Resolute Holdings Management, Inc.(a)	2,454	114,907
S&P Global, Inc.	688	367,213
S&T Bancorp, Inc.	8,437	339,336
Sezzle, Inc.(a)(b)	2,379	711,583
Shift4 Payments, Inc.(a)(b)	4,347	429,266
Skyward Specialty Insurance Group, Inc.(a)	9,261	481,757
Synchrony Financial	7,670	465,416
The Hartford Financial Services Group, Inc.	3,116	368,560
Towers Watson & Co., Class A	3,046	412,337
Trinity Capital, Inc.	25,411	420,806
Unum Group	6,427	528,878
Virtu Financial, Inc., Class A	11,184	408,887
Visa, Inc., Class A	1,231	446,496
Wells Fargo & Co.	6,712	525,684
Westamerica BanCorp	7,136	371,928
WisdomTree, Inc.	36,923	336,738

Security Description	Shares	Value
Financials (continued)
WR Berkley Corp.	6,156	$388,320
Total Financials		34,393,275

Health Care (8.56%)
ADMA Biologics, Inc.(a)	19,489	319,425
Amphastar Pharmaceuticals, Inc.(a)	7,485	212,799
BioMarin Pharmaceutical, Inc.(a)	5,162	367,328
Catalyst Pharmaceuticals, Inc.(a)	17,820	407,900
Cencora, Inc.	1,506	381,831
Collegium Pharmaceutical, Inc.(a)(b)	9,571	278,038
Corcept Therapeutics, Inc.(a)(b)	9,391	568,907
DaVita, Inc.(a)	2,190	323,857
Doximity, Inc., Class A(a)	9,187	647,683
Eli Lilly & Co.	385	354,443
Exelixis, Inc.(a)	13,158	509,083
Halozyme Therapeutics, Inc.(a)	5,756	340,467
Harmony Biosciences Holdings, Inc.(a)	9,356	316,701
Hologic, Inc.(a)	4,353	275,937
Insulet Corp.(a)	1,555	423,380
Intuitive Surgical, Inc.(a)	730	418,399
IQVIA Holdings, Inc.(a)	1,485	280,368
iRadimed Corp.	7,392	398,503
Johnson & Johnson	2,176	359,083
Lantheus Holdings, Inc.(a)(b)	3,382	317,299
Medpace Holdings, Inc.(a)	1,010	330,593
Molina Healthcare, Inc.(a)	1,012	304,733
Neurocrine Biosciences, Inc.(a)	2,937	348,681
Protagonist Therapeutics, Inc.(a)	7,844	294,856
Regeneron Pharmaceuticals, Inc.	314	219,404
ResMed, Inc.	1,416	330,664
SIGA Technologies, Inc.	44,791	245,903
Stryker Corp.	970	374,604
Tactile Systems Technology, Inc.(a)(b)	25,859	369,525
Tenet Healthcare Corp.(a)	2,193	277,612
TG Therapeutics, Inc.(a)(b)	14,323	430,979
UFP Technologies, Inc.(a)	1,129	256,949
United Therapeutics Corp.(a)	1,049	335,732
Universal Health Services, Inc., Class B	1,517	265,854
Veeva Systems, Inc., Class A(a)	1,662	372,521
Zimmer Biomet Holdings, Inc.	3,390	353,645
Zoetis, Inc.	1,882	314,746
Total Health Care		12,928,432

Industrials (18.89%)
3M Co.	2,682	416,032
AAON, Inc.	3,779	290,227
Advanced Drainage Systems, Inc.	2,456	273,574
Allison Transmission Holdings, Inc.	4,081	415,242
AO Smith Corp.	4,438	295,038
Security Description	Shares	Value
Industrials (continued)
Apogee Enterprises, Inc.	5,431	$260,362
Applied Industrial Technologies, Inc.	1,743	436,761
Argan, Inc.	3,948	514,701
Armstrong World Industries, Inc.	2,834	435,472
Automatic Data Processing, Inc.	1,288	405,952
Axon Enterprise, Inc.(a)	931	491,987
Blue Bird Corp.(a)(b)	7,187	252,551
Brady Corp., Class A	4,842	350,900
Broadridge Financial Solutions, Inc.	1,708	412,004
Builders FirstSource, Inc.(a)	1,938	269,363
CACI International, Inc., Class A(a)	729	244,106
Carlisle Cos., Inc.	860	293,054
Caterpillar, Inc.	1,030	354,268
Cintas Corp.	1,755	364,162
Comfort Systems USA, Inc.	1,042	378,590
Copart, Inc.(a)	7,299	399,985
CSW Industrials, Inc.	1,063	325,374
Curtiss-Wright Corp.	1,164	374,412
Donaldson Co., Inc.	5,073	350,494
Dover Corp.	1,921	381,837
Dycom Industries, Inc.(a)	1,943	318,380
EMCOR Group, Inc.	889	363,521
Energy Recovery, Inc.(a)	22,120	330,915
Fastenal Co.	5,158	390,615
Federal Signal Corp.	4,186	340,238
FedEx Corp.	1,215	319,423
Ferguson Enterprises, Inc.	1,822	323,405
Franklin Covey Co.(a)	9,160	292,937
FTI Consulting, Inc.(a)	1,594	263,966
Genpact, Ltd.	9,284	494,094
Graco, Inc.	4,324	376,491
HEICO Corp., Class A	1,771	377,506
HNI Corp.	6,933	323,008
Howmet Aerospace, Inc.	3,796	518,534
Hubbell, Inc.	893	331,830
Hyster-Yale Materials Handling, Inc.(b)	6,074	308,681
IES Holdings, Inc.(a)	2,248	400,886
Interface, Inc.	18,827	380,870
ITT, Inc.	2,682	378,806
Lennox International, Inc.	593	356,423
Lindsay Corp.	2,935	387,772
Miller Industries, Inc.	6,225	360,552
MSA Safety, Inc.	2,024	331,329
Mueller Industries, Inc.	5,133	411,564
Mueller Water Products, Inc.	17,763	457,575
NEXTracker, Inc.(a)	9,766	429,899
Old Dominion Freight Line, Inc.	1,895	334,467
Parker-Hannifin Corp.	596	398,432
Paychex, Inc.	2,690	407,992
Paycom Software, Inc.	2,120	465,276
Paylocity Holding Corp.(a)	2,300	469,867
Powell Industries, Inc.(b)	2,123	360,294
RB Global, Inc.	4,251	435,217
REV Group, Inc.	13,008	396,744

Security Description	Shares	Value
Industrials (continued)
Rollins, Inc.	7,100	$371,969
Snap-on, Inc.	1,283	437,721
SS&C Technologies Holdings, Inc.	4,808	428,152
Sterling Infrastructure, Inc.(a)	2,779	353,517
Terex Corp.	6,824	277,737
Thermon Group Holdings, Inc.(a)	12,297	362,762
Trinity Industries, Inc.	11,134	346,156
UL Solutions, Inc.	7,387	392,915
United Airlines Holdings, Inc.(a)	7,047	661,079
United Rentals, Inc.	482	309,598
Upwork, Inc.(a)	35,878	571,537
Veralto Corp.	3,283	327,512
Vertiv Holdings Co.	4,145	394,480
Watts Water Technologies, Inc., Class A	1,847	396,329
Willdan Group, Inc.(a)	9,310	304,437
Woodward, Inc.	2,233	422,026
Xylem, Inc.	2,739	358,508
Total Industrials		28,540,392

Information Technology (14.41%)
ACI Worldwide, Inc.(a)	7,389	423,759
ACM Research, Inc., Class A(a)(b)	22,111	573,559
Adobe, Inc.(a)	697	305,676
Akamai Technologies, Inc.(a)	3,644	293,998
Amphenol Corp., Class A	5,732	381,751
Apple, Inc.	1,649	398,794
Applied Materials, Inc.	1,912	302,230
AppLovin Corp., Class A(a)	3,100	1,009,794
Arista Networks, Inc.(a)	3,984	370,711
Autodesk, Inc.(a)	1,340	367,441
Badger Meter, Inc.	1,686	354,616
Bel Fuse, Inc., Class B(b)	5,213	437,423
BlackLine, Inc.(a)(b)	7,237	349,547
Cirrus Logic, Inc.(a)	2,866	298,666
Clear Secure, Inc.	11,638	275,937
Cognizant Technology Solutions Corp., Class A	4,641	386,735
CommVault Systems, Inc.(a)	2,429	414,290
CompoSecure, Inc.(b)	29,451	392,876
Daktronics, Inc.(a)(b)	28,592	436,314
Dropbox, Inc.(a)	14,325	372,164
Dynatrace, Inc.(a)	7,034	402,697
F5, Inc.(a)	1,677	490,405
Fabrinet	1,619	323,881
First Solar, Inc.(a)	1,527	207,947
Flex, Ltd.(a)	12,094	458,242
Fortinet, Inc.(a)	4,737	511,643
Gartner, Inc.	709	353,309
GoDaddy, Inc., Class A(a)	2,411	432,775
Hackett Group, Inc.	13,818	419,791
Immersion Corp.(b)	40,390	324,736
InterDigital, Inc.(b)	2,689	574,478
International Business Machines Corp.	1,645	415,264
KLA Corp.	486	344,496
Manhattan Associates, Inc.(a)	1,329	235,074
Microsoft Corp.	836	331,884
Security Description	Shares	Value
Information Technology (continued)
Monolithic Power Systems, Inc.	401	$245,015
Motorola Solutions, Inc.	822	361,861
Napco Security Technologies, Inc.	9,174	225,313
NetApp, Inc.	3,058	305,219
NVIDIA Corp.	3,120	389,750
ON Semiconductor Corp.(a)	5,129	241,319
Onto Innovation, Inc.(a)	1,923	280,104
Oracle Corp.	2,124	352,711
OSI Systems, Inc.(a)(b)	2,469	509,133
Palantir Technologies, Inc., Class A(a)	9,970	846,652
Palo Alto Networks, Inc.(a)	2,085	397,047
Pegasystems, Inc.	5,386	422,855
Photronics, Inc.(a)	15,322	319,310
QUALCOMM, Inc.	2,172	341,373
Qualys, Inc.(a)	2,854	375,187
Rambus, Inc.(a)	9,109	509,102
Teledyne Technologies, Inc.(a)	835	430,042
VeriSign, Inc.	1,974	469,575
Workday, Inc., Class A(a)	1,467	386,320
Zoom Communications, Inc., Class A(a)	5,366	395,474
Total Information Technology		21,776,265

Materials (3.48%)
Air Products and Chemicals, Inc.	1,240	392,026
AptarGroup, Inc.	2,378	348,972
Cabot Corp.	3,412	293,432
Carpenter Technology Corp.	2,531	524,094
CF Industries Holdings, Inc.	4,519	366,129
Eagle Materials, Inc.	1,269	287,061
Ecolab, Inc.	1,437	386,567
FMC Corp.	5,719	211,031
Hawkins, Inc.	3,087	324,104
Louisiana-Pacific Corp.	3,644	363,198
Martin Marietta Materials, Inc.	679	328,052
NewMarket Corp.	643	366,581
Southern Copper Corp.	3,693	328,397
Sylvamo Corp.(b)	4,639	329,833
United States Lime & Minerals, Inc.	4,274	401,115
Total Materials		5,250,592

Real Estate (0.01%)
Millrose Properties, Inc.(a)	1,033	23,603

Utilities (1.84%)
Brookfield Infrastructure Corp.(b)	8,603	344,464
Consolidated Water Co., Ltd.(b)	13,666	369,938
Constellation Energy Corp.	1,822	456,493
NRG Energy, Inc.	4,504	476,118
Otter Tail Corp.	4,556	363,250
Southern Co.	4,048	363,470

Security Description	Shares	Value
Utilities (continued)
WEC Energy Group, Inc.	3,745	$399,554
Total Utilities		2,773,287

TOTAL COMMON STOCKS
(Cost $121,135,910)		146,868,225

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.23%)
Energy (2.23%)
Alliance Resource Partners LP	15,133	397,090
Cheniere Energy Partners LP	7,414	502,002
Energy Transfer LP	21,967	423,743
Enterprise Products Partners LP	11,970	399,918
Hess Midstream LP, Class A	9,733	406,158
MPLX LP	8,255	445,027
Natural Resource Partners LP	3,998	421,269
Western Midstream Partners LP	9,105	369,481
Total Energy		3,364,688

TOTAL LIMITED PARTNERSHIPS
(Cost $2,595,480)		3,364,688

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.07%)
Money Market Fund (0.52%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $788,796)	4.29%	788,796	$788,796

Investments Purchased with Collateral from Securities Loaned (2.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $3,842,895)		3,842,895	3,842,895
TOTAL SHORT TERM INVESTMENTS
(Cost $4,631,691)			4,631,691

TOTAL INVESTMENTS (102.51%)
(Cost $128,363,081)			$154,864,604
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.51%)			(3,797,808)
NET ASSETS - 100.00%			$151,066,796

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $15,092,711.

See Notes to Quarterly Schedule of Investments.

Level Four Large Cap Growth Active ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.68%)
Communication Services (13.49%)
Alphabet, Inc., Class A	25,654	$4,368,363
Meta Platforms, Inc., Class A	5,288	3,533,442
Netflix, Inc.(a)	2,403	2,356,286
Walt Disney Co.	7,095	807,411
Zillow Group, Inc.(a)	17,723	1,358,645
Total Communication Services		12,424,147

Consumer Discretionary (15.88%)
Amazon.com, Inc.(a)	24,647	5,232,065
Booking Holdings, Inc.	664	3,330,631
Etsy, Inc.(a)	11,905	609,417
Home Depot, Inc.	4,670	1,852,122
McDonald's Corp.	2,876	886,757
PulteGroup, Inc.	6,916	714,284
RH(a)	6,199	1,996,512
Total Consumer Discretionary		14,621,788

Consumer Staples (0.90%)
Constellation Brands, Inc., Class A	3,056	536,328
Estee Lauder Cos., Inc., Class A	4,020	289,078
Total Consumer Staples		825,406

Energy (1.12%)
Phillips 66	7,955	1,031,684

Financials (14.63%)
Blackrock, Inc.	3,048	2,980,273
Fidelity National Information Services, Inc.	11,155	793,344
Mastercard, Inc., Class A	3,413	1,966,946
Morgan Stanley	16,707	2,223,869
MSCI, Inc.	3,279	1,936,282
PayPal Holdings, Inc.(a)	35,640	2,532,222
Visa, Inc., Class A	2,872	1,041,703
Total Financials		13,474,639

Health Care (4.94%)
AbbVie, Inc.	5,644	1,179,765
Biogen, Inc.(a)	3,845	540,223
UnitedHealth Group, Inc.	3,974	1,887,491
Vertex Pharmaceuticals, Inc.(a)	1,955	937,989
Total Health Care		4,545,468

Industrials (7.34%)
Fortive Corp.	10,408	827,852
Lockheed Martin Corp.	1,835	826,429
Paycom Software, Inc.	4,157	912,337
TransDigm Group, Inc.	618	844,930
Uber Technologies, Inc.(a)	34,436	2,617,480
Security Description	Shares	Value
Industrials (continued)
United Rentals, Inc.	1,129	$725,179
Total Industrials		6,754,207

Information Technology (41.38%)
Apple, Inc.	28,454	6,881,315
Applied Materials, Inc.	7,827	1,237,214
Broadcom, Inc.	10,037	2,001,679
Cognizant Technology Solutions Corp., Class A	11,702	975,128
DocuSign, Inc.(a)	27,212	2,263,222
Lam Research Corp.	35,295	2,708,539
Micron Technology, Inc.	13,940	1,305,202
Microsoft Corp.	12,503	4,963,567
Monolithic Power Systems, Inc.	2,343	1,431,596
NVIDIA Corp.	26,550	3,316,627
Palo Alto Networks, Inc.(a)	5,333	1,015,563
Salesforce, Inc.	5,718	1,703,106
ServiceNow, Inc.(a)	2,145	1,994,335
Snowflake, Inc., Class A(a)	18,385	3,255,983
Twilio, Inc., Class A(a)	25,439	3,050,899
Total Information Technology		38,103,975

TOTAL COMMON STOCKS
(Cost $70,051,234)		91,781,314

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.33%)
Money Market Fund (0.33%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	305,350	$305,350

TOTAL SHORT TERM INVESTMENTS
(Cost $305,350)			305,350

TOTAL INVESTMENTS (100.01%)
(Cost $70,356,584)			$92,086,664
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.01%)			(9,206)
NET ASSETS - 100.00%			$92,077,458

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (73.18%)
Communications (1.16%)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	$50,000	$49,936
Comcast Corp.
4.150%, 10/15/2028	214,000	211,312
Total Communications		261,248

Consumer Discretionary (15.10%)
Ford Motor Co.
9.625%, 04/22/2030	295,000	339,330
Ford Motor Credit Co. LLC
7.350%, 11/04/2027	480,000	499,649
General Motors Financial Co., Inc.
6.400%, 01/09/2033	729,000	762,773
Goodyear Tire & Rubber Co.
4.875%, 03/15/2027	213,000	209,325
Hyatt Hotels Corp.
5.750%, 04/23/2030	729,000	750,900
Marriott International, Inc.
4.000%, 04/15/2028(a)	488,000	480,053
Toyota Motor Credit Corp.
3.950%, 06/30/2025	373,000	372,375
Total Consumer Discretionary		3,414,405

Consumer Staples (1.79%)
Dollar Tree, Inc.
4.000%, 05/15/2025	405,000	404,017
Total Consumer Staples		404,017

Energy (6.63%)
Hess Midstream Operations LP
4.250%, 02/15/2030(b)	213,000	201,100
Kinetik Holdings LP
6.625%, 12/15/2028(b)	848,000	868,033
Phillips 66 Co.
5.250%, 06/15/2031	423,000	430,120
Total Energy		1,499,253

Financials (23.80%)
Bank of America Corp.
4.250%, 10/22/2026	298,000	296,744
5Y US TI + 3.23%(c)(d)	525,000	532,766
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	826,000	887,199
Citigroup, Inc.
4.450%, 09/29/2027	387,000	384,625
6.625%, 06/15/2032	126,000	136,354
FNB Corp.
5.150%, 08/25/2025	441,000	441,106

Security Description	Principal Amount	Value
Financials (continued)
Goldman Sachs Group, Inc.
1D US SOFR + 1.135%, 10/23/2030(c)	$350,000	$347,436
Host Hotels & Resorts LP
4.000%, 06/15/2025	265,000	264,389
Iron Mountain, Inc.
4.875%, 09/15/2027(b)	407,000	400,754
JPMorgan Chase & Co.
4.250%, 10/01/2027	252,000	251,840
Morgan Stanley
5.000%, 11/24/2025	443,000	444,007
PNC Financial Services Group, Inc.
5Y US TI + 3.238%(c)(d)	525,000	532,704
Royal Bank of Canada
6.000%, 11/01/2027	443,000	459,760
Total Financials		5,379,684

Health Care (1.32%)
CVS Health Corp.
4.300%, 03/25/2028	86,000	84,709
HCA, Inc.
5.375%, 09/01/2026	213,000	214,393
Total Health Care		299,102

Industrials (6.01%)
Ingersoll Rand, Inc.
5.700%, 08/14/2033	729,000	757,702
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/2032	300,000	299,330
Textron, Inc.
5.500%, 05/15/2035	300,000	302,292
Total Industrials		1,359,324

Materials (0.95%)
DuPont de Nemours, Inc.
4.725%, 11/15/2028	213,000	214,589
Total Materials		214,589

Technology (8.13%)
Concentrix Corp.
6.850%, 08/02/2033	729,000	757,902
Flex, Ltd.
5.250%, 01/15/2032	300,000	300,052
Microchip Technology, Inc.
5.050%, 02/15/2030	300,000	301,272
Micron Technology, Inc.
5.375%, 04/15/2028	471,000	479,633
Total Technology		1,838,859

Utilities (8.29%)
Dominion Energy, Inc.
4.250%, 06/01/2028	488,000	483,384
Public Service Enterprise Group, Inc.
5.850%, 11/15/2027	480,000	495,584

Security Description	Principal Amount	Value
Utilities (continued)
Southern California Gas Co.
5.200%, 06/01/2033	$429,000	$432,243
Vistra Operations Co. LLC
7.750%, 10/15/2031(b)	439,000	463,856
Total Utilities		1,875,067

TOTAL CORPORATE BONDS
(Cost $16,435,156)		16,545,548

GOVERNMENT BONDS (22.96%)
Mexico Government International Bond
6.000%, 05/13/2030	220,000	224,715
United States Treasury Bond
4.375%, 05/15/2034	350,000	355,031
4.750%, 02/15/2037	525,000	552,850
4.750%, 11/15/2043	2,639,000	2,719,098
4.000%, 11/15/2052	950,000	870,994
3.625%, 05/15/2053	547,000	469,191
TOTAL GOVERNMENT BONDS
(Cost $5,324,583)		5,191,879

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.67%)
Money Market Fund (2.67%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	603,951	$603,951

TOTAL SHORT TERM INVESTMENTS
(Cost $603,951)			603,951

TOTAL INVESTMENTS (98.81%)
(Cost $22,363,690)			$22,341,378
OTHER ASSETS IN EXCESS OF LIABILITIES (1.19%)			268,538
NET ASSETS - 100.00%			$22,609,916

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI - Treasury Index

Reference Rates:

1D US SOFR - 1 Day SOFR as of February 28, 2025 was 4.39%

5Y US TI - 5 Year US TI as of February 28, 2025 was 4.03%

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2025, the market value of those securities was $480,053, representing 2.12% of net assets.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,933,744, representing 8.55% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2025. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.03%)
Communication Services (3.81%)
Alphabet, Inc., Class A	3,812	$649,107
Alphabet, Inc., Class C	10,980	1,890,976
TEGNA, Inc.	29,467	536,299
Total Communication Services		3,076,382

Consumer Discretionary (11.79%)
Amazon.com, Inc.(a)	17,183	3,647,607
Ethan Allen Interiors, Inc.(b)	17,240	491,340
H&R Block, Inc.	24,120	1,314,781
Nordstrom, Inc.	29,792	723,648
Perdoceo Education Corp.	74,075	1,896,320
TJX Cos., Inc.	8,586	1,071,189
Upbound Group, Inc.	14,947	385,932
Total Consumer Discretionary		9,530,817

Consumer Staples (3.06%)
Altria Group, Inc.	12,323	688,240
B&G Foods, Inc.(b)	112,646	752,475
Coca-Cola Co.	8,263	588,408
Philip Morris International, Inc.	2,880	447,207
Total Consumer Staples		2,476,330

Energy (8.20%)
Antero Midstream Corp.	89,150	1,511,093
Crescent Energy Co.	82,244	1,037,919
Devon Energy Corp.	8,909	322,684
EOG Resources, Inc.	9,050	1,148,807
Exxon Mobil Corp.	7,791	867,372
Kinder Morgan, Inc.	45,294	1,227,467
VAALCO Energy, Inc.(b)	128,133	512,532
Total Energy		6,627,874

Financials (18.39%)
Fidelity National Information Services, Inc.	15,356	1,092,119
First Financial Corp.	17,130	885,792
First Horizon National Corp.	44,087	949,634
FNB Corp.	30,789	456,909
Fulton Financial Corp.	29,750	589,645
Hanmi Financial Corp.	38,786	931,252
Heritage Commerce Corp.	74,068	785,862
Old Republic International Corp.	36,361	1,400,262
OneMain Holdings, Inc.	12,076	648,964
Ready Capital Corp.(b)	40,492	280,610
Starwood Property Trust, Inc.	16,789	344,510
TrustCo Bank Corp. NY	21,760	718,298
Universal Insurance Holdings, Inc.	38,522	854,418
US Bancorp	27,606	1,294,721
Valley National Bancorp	57,949	570,218

Security Description	Shares	Value
Financials (continued)
Veritex Holdings, Inc.	20,949	$551,797
Visa, Inc., Class A	3,464	1,256,427
Washington Trust Bancorp, Inc.	24,114	774,542
Western Union Co.	43,474	470,823
Total Financials		14,856,803

Health Care (1.56%)
Amgen, Inc.	1,982	610,575
National Research Corp.	44,422	648,117
Total Health Care		1,258,692

Industrials (6.30%)
Apogee Enterprises, Inc.	14,367	688,754
Deluxe Corp.	40,471	666,153
Genco Shipping & Trading, Ltd.	40,461	577,783
Lockheed Martin Corp.	1,100	495,407
MSC Industrial Direct Co. Inc, Class A, Class A	5,583	448,650
Paychex, Inc.	3,992	605,467
Pitney Bowes, Inc.	148,192	1,604,919
Total Industrials		5,087,133

Information Technology (32.42%)
Apple, Inc.	29,011	7,016,020
Cisco Systems, Inc.	25,170	1,613,649
Hewlett Packard Enterprise Co.	70,160	1,389,869
International Business Machines Corp.	6,916	1,745,875
Microsoft Corp.	15,234	6,047,746
NVIDIA Corp.	59,794	7,469,466
QUALCOMM, Inc.	5,822	915,044
Total Information Technology		26,197,669

Materials (2.11%)
Greif, Inc.	7,114	431,179
Myers Industries, Inc.	67,182	736,315
Ramaco Resources, Inc.	59,731	533,922
Total Materials		1,701,416

Real Estate (6.86%)
Camden Property Trust	4,340	538,420
Curbline Properties Corp.	22,834	562,401
Global Medical REIT, Inc.	101,795	895,796
Invitation Homes, Inc.	14,759	501,954
Medical Properties Trust, Inc.(b)	110,747	653,407
Piedmont Office Realty Trust, Inc., Class A	35,457	269,119
SITE Centers Corp.	11,208	157,024
Tanger, Inc.	29,375	1,041,344
Universal Health Realty Income Trust	23,227	927,222
Total Real Estate		5,546,687

Utilities (3.53%)
Clearway Energy, Inc., Class C	43,566	1,220,719
Evergy, Inc.	7,534	519,168

Security Description	Shares	Value
Utilities (continued)
Public Service Enterprise Group, Inc.	13,710	$1,112,567
Total Utilities		2,852,454

TOTAL COMMON STOCKS
(Cost $67,541,996)		79,212,257

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.27%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $1,535,605)	4.29%	1,535,605	$1,535,605

Investments Purchased with Collateral from Securities Loaned (1.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.38%
(Cost $1,107,444)		1,107,444	1,107,444
TOTAL SHORT TERM INVESTMENTS
(Cost $1,840,106)			2,643,049

TOTAL INVESTMENTS (101.30%)
(Cost $70,185,045)			$81,855,306
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.30%)			(1,049,726)
NET ASSETS - 100.00%			$80,805,580

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,025,414.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 28, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (72.27%)
Communications (4.56%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.500%, 05/01/2026(a)	$366,000	$365,768
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	956,000	976,241
Netflix, Inc.
4.375%, 11/15/2026	661,000	662,663
Sirius XM Radio LLC
5.000%, 08/01/2027(a)	765,000	755,066
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,148,000	1,150,844
Total Communications		3,910,582

Consumer Discretionary (14.00%)
Brink's Co.
6.500%, 06/15/2029(a)	886,000	908,123
Ford Motor Credit Co. LLC
6.950%, 03/06/2026	807,000	818,938
General Motors Financial Co., Inc.
5.400%, 04/06/2026	755,000	759,689
Goodyear Tire & Rubber Co.
5.000%, 05/31/2026	836,000	833,089
Group 1 Automotive, Inc.
6.375%, 01/15/2030(a)	922,000	940,819
Hilton Domestic Operating Co., Inc.
5.750%, 05/01/2028(a)	956,000	956,916
Hyatt Hotels Corp.
5.750%, 01/30/2027	780,000	794,264
Las Vegas Sands Corp.
6.000%, 08/15/2029	862,000	886,064
Lennar Corp.
4.750%, 11/29/2027	785,000	787,872
Marriott International, Inc.
4.900%, 04/15/2029	755,000	761,670
MGM Resorts International
5.500%, 04/15/2027	814,000	813,682
Newell Brands, Inc.
6.375%, 09/15/2027	956,000	969,602
Service Corp. International
5.750%, 10/15/2032	954,000	947,638
Volkswagen Group of America Finance LLC
6.450%, 11/16/2030(a)	770,000	814,758
Total Consumer Discretionary		11,993,124

Security Description	Principal Amount	Value
Consumer Staples (2.69%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/2029	$693,000	$699,512
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
5.125%, 02/01/2028	765,000	773,194
Post Holdings, Inc.
6.250%, 02/15/2032(a)	826,000	833,345
Total Consumer Staples		2,306,051

Energy (8.03%)
Columbia Pipelines Holding Co. LLC
6.042%, 08/15/2028(a)	807,000	836,588
DCP Midstream Operating LP
5.375%, 07/15/2025	420,000	420,242
EQM Midstream Partners LP
6.375%, 04/01/2029(a)	1,188,000	1,219,223
Hess Midstream Operations LP
6.500%, 06/01/2029(a)	862,000	880,927
Hilcorp Energy I LP / Hilcorp Finance Co.
7.250%, 02/15/2035(a)	954,000	938,631
Kinetik Holdings LP
6.625%, 12/15/2028(a)	807,000	826,064
Murphy Oil Corp.
6.000%, 10/01/2032	954,000	925,914
Sunoco LP / Sunoco Finance Corp.
7.000%, 09/15/2028(a)	807,000	833,507
Total Energy		6,881,096

Financials (17.87%)
Aircastle, Ltd.
6.500%, 07/18/2028(a)	807,000	843,085
American Express Co.
5.850%, 11/05/2027	850,000	880,497
Ares Capital Corp.
7.000%, 01/15/2027	765,000	792,096
Avolon Holdings Funding, Ltd.
6.375%, 05/04/2028(a)	820,000	850,043
Banco Santander SA
5.147%, 08/18/2025	141,000	141,192
Block, Inc.
6.500%, 05/15/2032(a)	838,000	856,105
Blue Owl Credit Income Corp.
7.750%, 01/15/2029	785,000	843,161
Blue Owl Technology Finance Corp. II
6.750%, 04/04/2029	778,000	800,487
Citigroup, Inc.
4.450%, 09/29/2027	1,063,000	1,056,478
EPR Properties
4.750%, 12/15/2026	658,000	655,084
HAT Holdings I LLC / HAT Holdings II LLC
8.000%, 06/15/2027(a)	886,000	924,394
HSBC USA, Inc.
5.294%, 03/04/2027	826,000	840,059

Security Description	Principal Amount	Value
Financials (continued)
Iron Mountain, Inc.
4.875%, 09/15/2027(a)	$739,000	$727,660
KeyBank NA/Cleveland OH
5.850%, 11/15/2027	807,000	830,131
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029(a)	886,000	918,325
Omega Healthcare Investors, Inc.
5.250%, 01/15/2026	426,000	426,820
OneMain Finance Corp.
6.625%, 01/15/2028	862,000	878,076
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.050%, 08/01/2028(a)	807,000	838,479
Royal Bank of Canada
6.000%, 11/01/2027	850,000	882,157
Starwood Property Trust, Inc.
4.750%, 03/15/2025	322,000	321,766
Total Financials		15,306,095

Health Care (2.72%)
DaVita, Inc.
4.625%, 06/01/2030(a)	739,000	685,903
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025	807,000	811,046
HCA, Inc.
5.625%, 09/01/2028	814,000	832,112
Total Health Care		2,329,061

Industrials (7.63%)
Hillenbrand, Inc.
6.250%, 02/15/2029	814,000	825,737
L3Harris Technologies, Inc.
5.400%, 07/31/2033	1,019,000	1,036,921
MasTec, Inc.
4.500%, 08/15/2028(a)	709,000	694,565
Textron, Inc.
5.500%, 05/15/2035	1,200,000	1,209,170
TransDigm, Inc.
6.375%, 03/01/2029(a)	826,000	837,918
Trinity Industries, Inc.
7.750%, 07/15/2028(a)	862,000	900,683
United Rentals North America, Inc.
6.000%, 12/15/2029(a)	1,017,000	1,033,968
Total Industrials		6,538,962

Materials (9.62%)
Alcoa Nederland Holding BV
7.125%, 03/15/2031(a)	814,000	848,294
ArcelorMittal SA
6.550%, 11/29/2027	807,000	844,194
Avient Corp.
6.250%, 11/01/2031(a)	954,000	957,293
Ball Corp.
6.000%, 06/15/2029	814,000	828,672

Security Description	Principal Amount	Value
Materials (continued)
Berry Global, Inc.
4.875%, 07/15/2026(a)	$354,000	$353,770
Celanese US Holdings LLC
6.800%, 11/15/2030	807,000	851,723
Freeport-McMoRan, Inc.
5.000%, 09/01/2027	370,000	370,801
Methanex Corp.
5.125%, 10/15/2027	670,000	660,084
Methanex US Operations, Inc.
6.250%, 03/15/2032(a)	536,000	537,466
Sasol Financing USA LLC
4.375%, 09/18/2026	426,000	411,887
Sealed Air Corp./Sealed Air Corp US
6.125%, 02/01/2028(a)	814,000	821,933
Standard Industries, Inc.
5.000%, 02/15/2027(a)	765,000	758,341
Total Materials		8,244,458

Technology (1.41%)
CDW LLC / CDW Finance Corp.
3.569%, 12/01/2031	8,000	7,237
Concentrix Corp.
6.600%, 08/02/2028	1,148,000	1,198,957
Total Technology		1,206,194

Utilities (3.74%)
American Electric Power Co., Inc.
5.750%, 11/01/2027	850,000	874,110
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 08/20/2026	714,000	713,333
NRG Energy, Inc.
5.750%, 01/15/2028	765,000	767,474
Vistra Operations Co. LLC
7.750%, 10/15/2031(a)	807,000	852,693
Total Utilities		3,207,610

TOTAL CORPORATE BONDS
(Cost $61,399,067)		61,923,233

GOVERNMENT BONDS (23.79%)
Mexico Government International Bond
6.000%, 05/13/2030	828,000	845,746
U.S. Treasury Note
4.625%, 09/30/2030	1,042,000	1,071,754
United States Treasury Bond
4.375%, 05/15/2034	1,042,000	1,056,979
4.750%, 02/15/2037	1,541,000	1,622,745
4.750%, 11/15/2043	3,669,000	3,780,360
4.500%, 02/15/2044	4,437,000	4,423,741
4.625%, 05/15/2044	1,387,000	1,403,985
4.000%, 11/15/2052	6,734,000	6,173,973
TOTAL GOVERNMENT BONDS
(Cost $21,248,833)		20,379,283

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.68%)
Money Market Fund (2.68%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.29%	2,293,564	$2,293,564

TOTAL SHORT TERM INVESTMENTS
(Cost $2,293,564)			2,293,564

TOTAL INVESTMENTS (98.74%)
(Cost $84,941,464)			$84,596,080
OTHER ASSETS IN EXCESS OF LIABILITIES (1.26%)			1,083,412
NET ASSETS - 100.00%			$85,679,492

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $26,350,653, representing 30.75% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2025 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF and the Level Four Large Cap Growth Active ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Active Equity Opportunity ETF, the ALPS Clean Energy ETF, the ALPS Disruptive Technologies ETF, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Intermediate Municipal Bond ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the ALPS | Smith Core Plus Bond ETF, the Barron’s 400SM ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, Level Four Large Cap Growth Active ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the schedules of investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the schedules of investments and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. ALPS Advisors, Inc. (the "Adviser") is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2025:

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$80,474,248	$–	$–	$80,474,248
Exchange Traded Fund	2,265,900	–	–	2,265,900
U.S. Energy Infrastructure Companies*	88,115,415	–	–	88,115,415
U.S. Energy Infrastructure MLPs*	83,135,537	–	–	83,135,537
U.S. General Partners*	44,889,592	–	–	44,889,592
Short Term Investments	80,039	–	–	80,039
Total	$298,960,731	$–	$–	$298,960,731

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$11,491,146,975	$–	$–	$11,491,146,975
Short Term Investments	706,316	–	–	706,316
Total	$11,491,853,291	$–	$–	$11,491,853,291

ALPS Active Equity Opportunity ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$23,006,937	$–	$–	$23,006,937
Short Term Investments	588,920	–	–	588,920
Total	$23,595,857	$–	$–	$23,595,857

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$44,368,487	$–	$–	$44,368,487
Short Term Investments	1,230,431	–	–	1,230,431
Total	$45,598,918	$–	$–	$45,598,918

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$82,925,915	$–	$–	$82,925,915
Master Limited Partnerships*	5,839,186	–	–	5,839,186
Short Term Investments	11,469,044	–	–	11,469,044
Total	$100,234,145	$–	$–	$100,234,145

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$88,042,129	$–	$–	$88,042,129
Master Limited Partnerships*	860,439	–	–	860,439
Short Term Investments	7,200,579	–	–	7,200,579
Total	$96,103,147	$–	$–	$96,103,147

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,233	$1,233
Other*	24,825,783	–	–	24,825,783
Preferred Stock*	563,386	–	–	563,386
Short Term Investments	1,274,062	–	–	1,274,062
Total	$26,663,231	$–	$1,233	$26,664,464

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$495,705,240	$–	$–	$495,705,240
Short Term Investments	69,514	–	–	69,514
Total	$495,774,754	$–	$–	$495,774,754

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Government Bonds*	$–	$2,277,653	$–	$2,277,653
Municipal Bonds*	–	34,389,540	–	34,389,540
Short Term Investments	87,523	–	–	87,523
Total	$87,523	$36,667,193	$–	$36,754,716

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$284,248,514	$–	$–	$284,248,514
Short Term Investments	18,795,800	–	–	18,795,800
Total	$303,044,314	$–	$–	$303,044,314

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$93,847,141	$–	$–	$93,847,141
Short Term Investments	6,825,112	–	–	6,825,112
Total	$100,672,253	$–	$–	$100,672,253

ALPS | O'Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$35,898,618	$–	$–	$35,898,618
Short Term Investments	1,903,647	–	–	1,903,647
Total	$37,802,265	$–	$–	$37,802,265

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$139,276,507	$–	$–	$139,276,507
Short Term Investments	1,887,605	–	–	1,887,605
Total	$141,164,112	$–	$–	$141,164,112

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$839,421,402	$–	$–	$839,421,402
Short Term Investments	367,403	–	–	367,403
Total	$839,788,805	$–	$–	$839,788,805

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$895,029,366	$–	$–	$895,029,366
Short Term Investments	23,025,771	–	–	23,025,771
Total	$918,055,137	$–	$–	$918,055,137

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$12,763,817	$–	$–	$12,763,817
Short Term Investments	3,002	–	–	3,002
Total	$12,766,819	$–	$–	$12,766,819

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,242,724,836	$–	$–	$1,242,724,836
Short Term Investments	790,564	–	–	790,564
Total	$1,243,515,400	$–	$–	$1,243,515,400

ALPS | Smith Core Plus Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans*	$–	$21,620,471	$–	$21,620,471
Collateralized Mortgage Obligations*	–	56,109,085	–	56,109,085
Commercial Mortgage-Backed Securities*	–	8,293,686	–	8,293,686
Mortgage-Backed Securities*	–	205,682,454	–	205,682,454
Corporate Bonds*	–	513,302,078	–	513,302,078
Government Bonds*	–	681,692,624	–	681,692,624
Preferred Stock*	2,118,731	36,385,514	–	38,504,245
Short Term Investments	11,846,872	–	–	11,846,872
Total	$13,965,603	$1,523,085,912	$–	$1,537,051,515

Barron's 400 ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$146,868,225	$–	$–	$146,868,225
Limited Partnerships*	3,364,688	–	–	3,364,688
Short Term Investments	4,631,691	–	–	4,631,691
Total	$154,864,604	$–	$–	$154,864,604

Level Four Large Cap Growth Active ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$91,781,314	$–	$–	$91,781,314
Short Term Investments	305,350	–	–	305,350
Total	$92,086,664	$–	$–	$92,086,664

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$16,545,548	$–	$16,545,548
Government Bonds*	–	5,191,879	–	5,191,879
Short Term Investments	603,951	–	–	603,951
Total	$603,951	$21,737,427	$–	$22,341,378

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$79,212,257	$–	$–	$79,212,257
Short Term Investments	2,643,049	–	–	2,643,049
Total	$81,855,306	$–	$–	$81,855,306

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$61,923,233	$–	$61,923,233
Government Bonds*	–	20,379,283	–	20,379,283
Short Term Investments	2,293,564	–	–	2,293,564
Total	$2,293,564	$82,302,516	$–	$84,596,080

*	For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 28, 2025.  As of February 28, 2025, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,233, which represents less than 0.005% of the Fund’s net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active Equity Opportunity ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF, Level Four Large Cap Growth Active ETF, and RiverFront Dynamic US Dividend Advantage ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$2,858,035	$80,039	$2,720,608	$2,800,647
ALPS Active REIT ETF	617,021	–	652,648	652,648
ALPS Clean Energy ETF	25,123,668	11,368,813	15,267,234	26,636,047
ALPS Disruptive Technologies ETF	7,318,671	7,190,743	476,928	7,667,671
ALPS Emerging Sector Dividend Dogs ETF	3,393,220	1,178,005	2,470,401	3,648,406
ALPS International Sector Dividend Dogs ETF	23,380,471	17,785,977	7,036,157	24,822,134
ALPS Medical Breakthroughs ETF	21,736,183	6,546,827	15,769,646	22,316,473
ALPS | O'Shares Europe Quality Dividend ETF	1,761,107	1,844,752	–	1,844,752
ALPS | O'Shares Global Internet Giants ETF	1,665,383	1,719,368	–	1,719,368
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	22,162,906	22,459,295	–	22,459,295
ALPS REIT Dividend Dogs ETF	251,333	740	253,924	254,664
ALPS Sector Dividend Dogs ETF	376,224	–	611,357	611,357
Barron's 400 ETF	15,092,711	3,842,895	11,458,802	15,301,697
RiverFront Dynamic US Dividend Advantage ETF	2,025,414	1,107,444	996,138	2,103,582

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

Distributions received from the Alerian MLP ETF (the “Alerian Fund”) investments in Master Limited Partnerships (“MLPs”) may be comprised of both income and return of capital. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2025, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 28, 2025	Market Value as of November 30, 2024	Purchases	Purchases In-Kind	Sales	Market Value as of February 28, 2025	Dividends*	Change in Unrealized Appreciation / (Depreciation)	Realized Gain / (Loss)

EnLink Midstream LLC	-	$788,331,984	$307,162	$23,742,577	$(718,492,675)	-	$-	$(526,595,591)	$432,706,543
Delek Logistics Partners LP **	3,596,689	96,286,255	45,697,174	7,759,644	(3,398,085)	154,729,561	-	12,663,246	(362,778)
Genesis Energy LP	22,530,807	242,958,928	17,545,025	12,965,367	(5,875,248)	289,295,562	-	26,478,543	(1,117,887)
Global Partners LP	5,446,236	276,662,128	21,476,765	15,476,945	(6,808,453)	312,777,333	-	10,281,694	(326,330)
Hess Midstream LP, Class A	21,782,846	652,095,499	151,327,256	44,925,097	(20,195,708)	908,998,163	-	96,311,486	(370,413)
Plains All American Pipeline LP	75,890,079	1,251,024,723	133,407,371	77,612,418	(35,413,858)	1,543,604,207	-	146,230,030	(857,204)
Suburban Propane Partners LP	13,338,042	237,557,257	20,332,544	14,063,194	(6,173,480)	276,897,752	-	15,613,058	(225,819)
Sunoco LP	22,664,060	1,152,052,693	92,073,514	66,436,703	(29,843,596)	1,332,873,369	-	72,773,778	(769,213)
USA Compression Partners LP	14,847,435	320,598,737	28,535,227	20,271,555	(8,893,416)	401,177,694	-	48,120,514	(317,127)
Western Midstream Partners LP	34,296,372	1,222,175,509	136,577,657	73,066,709	(33,688,295)	1,391,746,776	-	23,578,668	(512,294)
						$6,612,100,417	$-	$(74,544,574)	$427,847,478

*	100% of the income received was estimated as Return of Capital.
**	Not an Affiliated Investment as of November 30, 2024.